SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]

Pre-Effective Amendment No.                                                  [ ]

Post-Effective Amendment No.       39     (File No. 2-66868)                 [X]
                              -----------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]

Amendment No.      40     (No. 811-3003)


AXP TAX-FREE MONEY SERIES, INC.
(formerly AXP Tax-Free Money Fund, Inc.)
IDS Tower 10
Minneapolis, MN  55440-0010

Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810,
Minneapolis, MN  55402-3268
(612) 330-9283

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b)
[X] on Feb. 27, 2004 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph  (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

AXP(R)
   Tax-Free Money
               Fund

AXP Tax-Free Money Fund seeks to provide shareholders with as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Prospectus


Feb. 27, 2004


Please note that this Fund:

o  is not a bank deposit

o  is not federally insured

o  is not endorsed by any bank  or government agency

o  is not guaranteed to achieve its goal

Like all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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(logo)                                                               (logo)
American                                                             AMERICAN
  Express(R)                                                          EXPRESS(R)
 Funds
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

Table of Contents

TAKE A CLOSER LOOK AT:

The Fund                                   3p

Goal                                       3p

Principal Investment Strategies            3p

Principal Risks                            4p

Past Performance                           5p

Fees and Expenses                          6p

Investment Manager                         7p

Buying and Selling Shares                  8p

Valuing Fund Shares                        8p

Purchasing Shares                          8p


Transactions Through Third Parties        10p


Exchanging/Selling Shares                 11p

Distributions and Taxes                   15p

Financial Highlights                      17p

Appendix                                  18p

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The Fund

GOAL

AXP Tax-Free Money Fund (the Fund) seeks to provide shareholders with as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal. Because any investment involves risk, the Fund cannot guarantee this goal.

PRINCIPAL INVESTMENT STRATEGIES

The Fund's assets primarily are invested in debt obligations. Under normal market conditions, at least 80% of the Fund's net assets are invested in short-term debt obligations whose interest is exempt from federal income taxes. This 80% threshold is a fundamental policy of the Fund. These securities must be rated in one of the two highest categories by national rating services. The Fund may invest up to 25% of its net assets in securities of issuers located in the same state or region or in industrial revenue bonds.


Because the Fund seeks to maintain a constant net asset value of $1.00 per share, capital appreciation is not expected to play a role in the Fund's return. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


In pursuit of the Fund's goal, American Express Financial Corporation (AEFC), the Fund's investment manager, chooses debt obligations by:


o Considering opportunities and risks in short-term municipal obligations given current interest rates and anticipated interest rates.

o    Identifying investments that:

     o    have interest not subject to the alternative minimum tax, and

     o    have short-term effective maturities.

o Identifying obligations that contribute to portfolio diversification of the Fund.


The Fund restricts its investments to instruments that meet certain effective maturity and quality standards required for tax-exempt money market funds. For example, the Fund:

o    Limits its average portfolio effective maturity to 90 days or less.

o    Buys obligations with remaining effective maturities of 397 days or less.


o Buys only obligations that are denominated in U.S. dollars and present minimal credit risk.


In evaluating whether to sell a security, AEFC considers, among other factors, if:

     o The issuer's credit rating declines or AEFC expects a decline (the Fund may continue to own securities that are down-graded until the board of directors believes it is advantageous to sell).

     o Political, economic, or other events could affect the issuer's performance.


     o    AEFC identifies a more attractive opportunity.


     o The issuer or the security continues to meet the other standards described above.

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If suitable tax-exempt securities are not available, the Fund may invest up to
20% of its net assets in taxable investments, including government securities, bank obligations, commercial paper, and repurchase agreements. The Fund also may invest, from time to time, in securities that are illiquid.

Some notes issued in the tax-free securities market are subject to the alternative minimum tax (AMT). To avoid any federal income tax liability for investors who may be subject to the AMT, the Fund does not intend to invest in such issues.

For more information on strategies and holdings, see the Fund's Statement of Additional Information (SAI) and the annual/semiannual reports.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Although the Fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund's yield will vary from day-to-day. Principal risks associated with an investment in the Fund include:


     Reinvestment Risk

     Inflation Risk

     Credit Risk

     Sector/Concentration Risk

Reinvestment Risk

The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

Inflation Risk

Also known as purchasing power risk, inflation risk measures the effects of continually rising prices on investments. If an investment's yield is lower than the rate of inflation, your money will have less purchasing power as time goes on.

Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note).

Sector/Concentration Risk

Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price (the more you diversify, the more you spread risk). For example, if the Fund concentrates its investments in banks, the value of these investments may be adversely affected by economic or regulatory developments in the banking industry.


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PAST PERFORMANCE

The following bar chart and table indicate the risks and variability of investing in the Fund by showing how the Fund's performance has varied for each full calendar year shown.

How the Fund has performed in the past does not indicate how the Fund will perform in the future.

(bar chart)
                                   PERFORMANCE
                            (based on calendar years)
6%

4%
              +3.24%         +3.18%                 +3.50%
2%    +2.09%          +2.95%         +2.94%  +2.68%         +2.21%
                                                                    +0.89%
0%                                                                        +0.37%
       1994    1995    1996   1997    1998    1999   2000    2001    2002  2003


During the period shown in the bar chart, the highest return for a calendar quarter was +0.92% (quarter ending December 2000) and the lowest return for a calendar quarter was +0.04% (quarter ending September 2003).

The Fund's year to date return as of Dec. 31, 2003 was +0.37%.
Average Annual Total Returns (as of Dec. 31, 2003)

                                 1 year           5 years          10 years
Tax-Free Money                   +0.37%           +1.92%            +2.41%


This table shows total returns from a hypothetical investment in shares of the Fund.

For purposes of this calculation we assumed no adjustments for taxes paid by an investor on the reinvested income and capital gains.

Yield Information

For current 7-day yield information, call (800) 862-7919 and follow the prompts to connect you to a live representative.

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FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                                 none

Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)             none

Annual Fund operating expenses(a) (expenses that are deducted from Fund assets)

As a percentage of average daily net assets:


Management fees                                                     0.36%
Distribution (12b-1) fees                                           0.10%
Other expenses(b)                                                   0.25%
Total                                                               0.71%


(a) Expenses for the Fund are based on actual expenses for the last fiscal year, restated to reflect current fees.


(b) Other expenses include an administrative services fee, a transfer agency fee and other nonadvisory expenses. Effective May 2003, the Fund's transfer agency fee decreased. The percentages above reflect the decrease.


Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

Assume you invest $10,000 and the Fund earns a 5% annual return. The operating expenses remain the same each year. If you hold your shares until the end of the years shown, your costs would be:


               1 year            3 years          5 years          10 years
                 $73              $227             $396              $886


This example does not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown.


From time to time, AEFC and its affiliates may limit the expenses of the Fund for the purpose of increasing its yield. This expense limitation policy may be revised or terminated at any time without notice.


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INVESTMENT MANAGER


The team that manages the Fund's portfolio is led by:

Jerri I. Cohen, CFA, Portfolio Manager

o    Managed the Fund since 2002.

o    Leader of the cash investment sector team.

o    Joined AEFC in 2002.

o Prior to that, Sector Leader/Portfolio Manager, Zurich Scudder Investments, from 2000 to 2002. Prior to that, Portfolio Manager, Zurich Scudder Investments, from 1992 to 2000.

o    Began investment career in 1981.

o    MBA, Northwestern University.

AEFC's investment professionals who manage fixed income funds are organized into teams. Each team specializes in a particular sector of the fixed income market.

The Fund pays AEFC a fee for managing its assets. Under the Investment Management Services Agreement, the fee for the most recent fiscal year was 0.36% of the Fund's average daily net assets. Under the agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. AEFC or an affiliate may make payments from its own resources, which include profits from management fees paid by the Fund, to compensate broker-dealers or other persons for providing distribution assistance. AEFC, located at 200 AXP Financial Center, Minneapolis, Minnesota 55474, is a wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, New York 10285.

The Fund has received an order from the Securities and Exchange Commission that permits AEFC, subject to the approval of the Board of Directors, to appoint a subadviser or change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. Before the Fund may rely on the order, a majority of the Fund's outstanding voting securities will need to approve operating the Fund in this manner. If shareholder approval is received, the Fund may add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. There is no assurance shareholder approval will be received, and no changes will be made without shareholder approval until that time.


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Buying and Selling Shares


The public offering price of the Fund is the net asset value (NAV). In addition to buying and selling shares through the Fund's distributor, American Express Financial Advisors Inc., you may buy or sell shares through third parties, including banks, brokers, and investment advisers. Where authorized by the Fund, orders in good form are priced using the NAV next determined after your order is placed with the third party. If you buy or redeem shares through a third party, consult that firm to determine whether your order will be priced at the time it is placed with the third party or at the time it is placed with the Fund. The third party may charge a fee for its services.


VALUING FUND SHARES


The NAV is the value of a single share of the Fund. The NAV is determined by dividing the value of the Fund's assets, minus any liabilities, by the number of shares outstanding. AEFC calculates the NAV as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open.


The Fund's investments are valued at amortized cost, which approximates market value, as explained in the SAI. Although the Fund cannot guarantee it will always be able to maintain a constant net asset value of $1 per share, it will use its best efforts to do so.

PURCHASING SHARES


To purchase shares through entities other than American Express Financial Advisors Inc. (the Distributor), please consult your selling agent. The following section explains how you can purchase shares from the Distributor.

If you do not have an existing American Express mutual fund account, you will need to establish a brokerage account. Your financial advisor will help you fill out and submit an application. Your application will be accepted only when federal funds (funds of the Federal Reserve System) are available to the Fund, normally within three days of receipt of your application. Once your account is set up, you can choose among several convenient ways to invest. When you purchase, your order will be priced at the next NAV calculated after your order is accepted by the Fund.


Important: When you open an account, you must provide your correct Taxpayer Identification Number (TIN), which is either your Social Security or Employer Identification number.


If you do not provide and certify the correct TIN, you could be subject to backup withholding of 28% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:


o    a $50 penalty for each failure to supply your correct TIN,

o a civil penalty of $500 if you make a false statement that results in no backup withholding, and

o    criminal penalties for falsifying information.

You also could be subject to backup withholding, if the IRS notifies us to do so, because you failed to report required interest or dividends on your tax return.

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How to determine the correct TIN

For this type of account:              Use the Social Security or Employer
                                       Identification number of:
-------------------------------------- -----------------------------------------
Individual or joint account            The individual or one of the owners
                                       listed on the joint account
-------------------------------------- -----------------------------------------
Custodian account of a minor           The minor
(Uniform Gifts/Transfers to Minors
Act)
-------------------------------------- -----------------------------------------
A revocable living trust               The grantor-trustee (the person who puts
                                       the money into the trust)
-------------------------------------- -----------------------------------------
An irrevocable trust, pension trust    The legal entity (not the personal
or estate                              representative or trustee, unless no
                                       legal entity is designated in the account
                                       title)
-------------------------------------- -----------------------------------------

Sole proprietorship or single-owner    The owner
LLC
-------------------------------------- -----------------------------------------
Partnership or multi-member LLC        The partnership
-------------------------------------- -----------------------------------------
Corporate or LLC electing corporate    The corporation
status on  Form 8837

-------------------------------------- -----------------------------------------
Association, club or tax-exempt        The organization
organization
-------------------------------------- -----------------------------------------

For details on TIN requirements, contact your financial advisor to obtain a copy of federal Form W-9, "Request for Taxpayer Identification Number and Certification." You also may obtain the form on the Internet at (www.irs.gov).


Methods of purchasing shares

By mail


Once your account has been established, send your check to:

American Express Funds
70200 AXP Financial Center
Minneapolis, MN 55474


Minimum amounts
Initial investment:                         $2,000*
Additional investments:                     $500**
Account balances:                           $1,000
Qualified account balances:                 none

If your Fund account balance falls below $1,000, you will be asked to increase it to $1,000 or establish a scheduled investment plan. If you do not do so within 30 days, your shares can be sold and the proceeds mailed to you.

 *   $1,000 for tax qualified accounts.

** $100 minimum add-on for existing mutual fund accounts outside of a brokerage account (direct at fund accounts).


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


By scheduled investment plan

Minimum amounts
Initial investment:                         $2,000
Additional investments:                     $100*
Account balances:                           $1,000 (on a scheduled investment
                                            plan with monthly payments)

If your Fund account balance is below $2,000, you must make payments at least monthly.

* $50 minimum per payment for qualified accounts in a direct at fund account.

By wire or electronic funds transfer

Please contact your financial advisor or selling agent for specific instructions.

Minimum wire purchase amount: $1,000 or new account minimum, as applicable.

By telephone

If you have a brokerage account, you may use the money in your account to make initial and subsequent purchases.

To place your order, call:

(800) 872-4377 for brokerage accounts

(800) 967-4377 for wrap accounts

TRANSACTIONS THROUGH THIRD PARTIES

You may buy or sell shares through certain banks, broker-dealers, financial advisors or other investment professionals. These organizations may charge you a fee for this service and may have different policies. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. The Fund and the Distributor are not responsible for the failure of one of these organizations to carry out its obligations to its customers. Some organizations may receive compensation from the Distributor or its affiliates for shareholder recordkeeping and similar services. Where authorized by the Fund, some organizations may designate selected agents to accept purchase or sale orders on the Fund's behalf. To buy or sell shares through third parties or to determine if there are policy differences, please consult your selling agent. For other pertinent information related to buying or selling shares, please refer to the appropriate section in the prospectus.


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EXCHANGING/SELLING SHARES

Exchanges


You may exchange your Fund shares for Class A shares of any other publicly offered American Express mutual fund. If your initial investment was in this Fund, you may exchange Fund shares for Class B or Class C shares of another fund. For complete information on the other fund, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after we receive your transaction request in good order.


EXCHANGES

FROM: Tax-Free Money Fund                TO: Other American Express mutual funds

                                            Class A       Class B     Class C
Original investment in Tax-Free Money         Yes           Yes         Yes
Original investment in another fund
  subject to a sales charge,
then exchanged into Tax-Free Money            Yes           No          No

EXCHANGES

FROM: Other American Express mutual funds         TO: Tax-Free Money Fund
Class A                                                     Yes
Class B                                                     No
Class C                                                     No

If your initial investment was in this Fund, and you exchange into a non-money market fund, you will pay an initial sales charge if you exchange into Class A and be subject to a contingent deferred sales charge if you exchange into Class
B. If your initial investment was in Class A shares of a non-money market fund and you exchange shares into this Fund, you may exchange that amount, including dividends earned on that amount, without paying a sales charge.

The Fund does not permit market-timing. Do not invest in the Fund if you are a market timer.

Excessive trading (market-timing) or other abusive short-term trading practices may disrupt portfolio management strategies, harm performance and increase fund expenses.


To prevent abuse or adverse effects on the Fund and its shareholders, the Distributor and the Fund reserve the right to reject any purchase orders, including exchanges, limit the amount, modify or discontinue the exchange privilege, or charge a fee to any investor we believe has a history of abusive trading or whose trading, in our judgment has been disruptive to the Fund. For example, we may exercise these rights if exchanges are too numerous or too large.


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Other exchange policies:

o Exchanges of Class A shares of other American Express mutual funds to this Fund will be accepted. Exchanges of Class B or Class C shares to this Fund will not be accepted.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

o    Once we receive your exchange request, you cannot cancel it.

o Shares of the new fund may not be used on the same day for another exchange.


o If your shares are pledged as collateral, the exchange will be delayed until written approval is received from the secured party.


Selling Shares


You may sell your shares at any time. The payment will be mailed within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order by the Fund.


The Fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.


To sell or exchange shares held with entities other than the Distributor, please consult your selling agent. The following section explains how you can exchange or sell shares held with the Distributor.

If you decide to sell your shares within 30 days of a telephoned-in address change, a written request is required.

Important: If you request a sale of shares you recently purchased by a check or money order that is not guaranteed, the Fund will wait for your check to clear. It may take up to 10 days from the date of purchase before payment is made. Payment may be made earlier if your bank provides evidence satisfactory to the Fund and the Distributor that your check has cleared.


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Ways to request an exchange or sale of shares

By regular or express mail

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474


Include in your letter:


o    your account number

o    the name of the fund(s)

o    your Social Security number or Employer Identification number

o    the dollar amount or number of shares you want to exchange or sell

o    specific instructions regarding delivery or exchange destination

o signature(s) of registered account owner(s) (All signatures may be required. Contact your financial advisor for more information.)

o    delivery instructions, if applicable

o    any paper certificates of shares you hold

Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

The express mail delivery charges you pay will vary depending on domestic or international delivery instructions.

By telephone

(800) 872-4377 for brokerage accounts

(800) 437-3133 for direct at fund accounts

(800) 967-4377 for wrap accounts

o The Fund and the Distributor will use reasonable procedures to confirm authenticity of telephone exchange or sale requests.

o Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing the Distributor. Each registered owner must sign the request.


o Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.

o    Telephone privileges may be modified or discontinued at any time.

Minimum sale amount:       $100

Maximum sale amount:       $100,000

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By wire

Money can be wired from your account to your bank account. Contact your financial advisor or the Distributor at the above numbers for additional information.

o    Minimum amount: $1,000

o    Pre-authorization is required.

o    A service fee may be charged against your account for each wire sent.

By scheduled payout plan

o    Minimum payment: $100*.

o Contact your financial advisor or the Distributor to set up regular payments.

o Purchasing new shares while under a payout plan may be disadvantageous because of the sales charges.

* Minimum is $50 in a direct at fund account.

Electronic transactions

The ability to initiate transactions via the internet may be unavailable or delayed at certain times (for example, during periods of unusual market activity). The Fund and the Distributor are not responsible for any losses associated with unexecuted transactions. In addition, the Fund and the Distributor are not responsible for any losses resulting from unauthorized transactions if reasonable security measures are followed to validate the investor's identity. The Fund may modify or discontinue electronic privileges at any time.

By draft

Drafts are not available for accounts set up in a brokerage account. Free drafts are available and can be used just like a check to withdraw $100 or more from your direct at fund account. The shares in your account earn dividends until they are redeemed by the Fund to cover your drafts. Most accounts will automatically receive free drafts. However, to receive drafts on qualified or custodial business accounts, you must contact the Distributor. A request form will be supplied and must be signed by each registered owner. Your draft writing privilege may be modified or discontinued at any time.


o    Minimum amount redemption: $100.


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Distributions and Taxes

As a shareholder you are entitled to your share of the Fund's net income and any short-term capital gains. The Fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS


The Fund's net investment income is distributed to you as dividends. Dividends will generally be composed of ordinary dividend income (which may include interest income, short-term capital gains and non-qualifying dividends). It is unlikely the Fund will distribute qualifying dividend income, which is eligible for preferential tax rates under current tax law. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the Fund held the security. Realized capital gains and losses offset each other. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.


REINVESTMENTS

Dividends are automatically reinvested in additional shares of the Fund, unless:

o    you request distributions be paid monthly in cash, or

o you direct the Fund to invest your distributions monthly in any publicly offered American Express mutual fund for which you have previously opened an account. Your purchases may be subject to a sales charge.

We reinvest the distributions for you at the next calculated NAV after the distribution is paid.

If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

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TAXES

Dividends distributed from interest earned on tax-exempt securities (exempt-interest dividends) are exempt from federal income taxes but may be subject to state and local taxes. Dividends distributed from capital gain distributions and other income earned are not exempt from federal income taxes. Distributions are taxable in the year the Fund declares them regardless of whether you take them in cash or reinvest them.

Interest on certain private activity bonds is a preference item for purposes of the individual and corporate alternative minimum taxes. To the extent the Fund earns such income, it will flow through to its shareholders and may be taxable to those shareholders who are subject to the alternative minimum tax.

Because interest on municipal bonds and notes is tax-exempt for federal income tax purposes, any interest on money you borrow that is used directly or indirectly to purchase Fund shares is not deductible on your federal income tax return. You should consult a tax advisor regarding its deductibility for state and local income tax purposes.

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the Fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

Important: This information is a brief and selective summary of some of the tax rules that apply to this Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

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16p   --   AXP TAX-FREE MONEY FUND   --   2004 PROSPECTUS

Financial Highlights


The financial highlights table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the annual report which, if not included with this prospectus, is available upon request.

Per share income and capital changes(a)
Fiscal period ended Dec. 31,                                           2003     2002       2001       2000      1999
Net asset value, beginning of period                                  $1.00    $1.00      $1.00      $1.00     $1.00
Income from investment operations:
Net investment income (loss)                                             --      .01        .02        .03       .03
Less distributions:
Dividends from net investment income                                     --     (.01)      (.02)      (.03)     (.03)
Net asset value, end of period                                        $1.00    $1.00      $1.00      $1.00     $1.00

Ratios/supplemental data
Net assets, end of period (in millions)                                $169     $207       $207       $227      $206
Ratio of expenses to average daily net assets(b)                       .71%     .59%       .59%       .59%      .59%
Ratio of net investment income (loss) to average daily net assets      .37%     .89%      2.17%      3.45%     2.64%
Total return                                                           .37%     .89%      2.21%      3.50%     2.68%

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.


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17p   --   AXP TAX-FREE MONEY FUND   --   2004 PROSPECTUS

Appendix

2004 Federal Tax-Exempt/Taxable Equivalent Yield Calculation

The following tables determine federal taxable yield equivalents for given rates of tax-exempt income.

Step 1: Calculating Your Marginal Tax Rate

Using your Taxable Income and Adjusted Gross Income as guides, you can locate your marginal tax rate in the table below. The same process is used for the Qualifying Dividend Rates and the Ordinary Income Rates.

First, locate your Taxable Income in a filing status and income range in the left-hand column. Then, locate your adjusted Gross Income at the top of the chart. At the point where your Taxable Income line meets your Adjusted Gross Income column, the percentage shown is an approximation of your Marginal Tax Rate.

Example: Assume you are comparing Ordinary Income Rates to Tax-Exempt Rates, you are married filing jointly, your taxable income is $138,000 and your adjusted gross income is $175,000. Under Ordinary Income Rates, Taxable Income Married Filing Jointly, $138,000 is in the $117,250 - $178,650 row. Under Adjusted Gross Income, $175,000 is in the $142,700 to $214,050 column. The Taxable Income line and Adjusted Gross Income column meet at 28.84%. This is the rate you will use in Step 2.

Qualifying Dividend Rates

                                            Adjusted gross income
Taxable income                   $0         $142,700     $214,050
                                 to            to           to          Over
                              $142,700     $214,050(1)  $336,550(2)  $336,550(1)
Married filing jointly
$       0 -   $ 58,100                         5.00%
   58,100 -    117,250          15.00         15.45%
  117,250 -    178,650          15.00         15.45        16.19%
  178,650 -    319,100          15.00         15.45        16.19        15.45%
Over 319,100                    15.00                      16.19(3)     15.45

                                            Adjusted gross income
Taxable income                   $0         $142,700
                                 to            to          Over
                              $142,700     $265,200(2)  $265,200(1)
Single
$       0 -    $ 29,050           5.00%
   29,050 -      70,350          15.00
   70,350 -     146,750          15.00         15.82%
  146,750 -     319,100          15.00         15.82        15.45%
Over 319,100                    15.00                      15.45


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18p   --   AXP TAX-FREE MONEY FUND   --   2004 PROSPECTUS

Ordinary Income Rates

                                            Adjusted gross income
Taxable income                   $0         $142,700     $214,050
                                 to            to           to          Over
                              $142,700     $214,050(1)  $336,550(2)  $336,550(1)
Married filing jointly
$       0 -   $ 14,300          10.00%
   14,300 -     58,100          15.00
   58,100 -    117,250          25.00         25.75%
  117,250 -    178,650          28.00         28.84        30.23%
  178,650 -    319,100          33.00         33.99        35.63        33.99%
Over 319,100                    35.00                      37.79(3)     36.05

                                            Adjusted gross income
Taxable income                   $0         $142,700
                                 to            to          Over
                              $142,700     $265,200(2)  $265,200(1)
Single
$       0 -   $  7,150          10.00%
    7,150 -     29,050          15.00
   29,050 -     70,350          25.00
   70,350 -    146,750          28.00         29.53%
  146,750 -    319,100          33.00         34.81        33.99%
Over 319,100                    35.00                      36.05

(1)  Assumes a phase-out of itemized deduction.

(2)  Assumes a phase-out of itemized deductions and personal exemptions.

(3) This rate applies only to the limited case where the couple's AGI is $336,550 or less and their taxable income exceeds $319,100.


--------------------------------------------------------------------------------
19p   --   AXP TAX-FREE MONEY FUND   --   2004 PROSPECTUS

Step 2: Determining Your Federal Taxable Yield Equivalent

Using 28.84%, you may determine that a tax-exempt yield of 3% is equivalent to earning a taxable 4.22% yield.

                                      For these Tax-Exempt Rates:

              1.00%  1.50%   2.00%  2.50%  3.00%   3.50%  4.00%  4.50%   5.00%  5.50%  6.00%
Marginal
Tax Rates   The Tax-Equivalent Yields Are (%):
 5.00%        1.05   1.58    2.11   2.63   3.16    3.68   4.21   4.74    5.26   5.79   6.32
10.00%        1.11   1.67    2.22   2.78   3.33    3.89   4.44   5.00    5.56   6.11   6.67
15.00%        1.18   1.76    2.35   2.94   3.53    4.12   4.71   5.29    5.88   6.47   7.06
15.45%        1.18   1.77    2.37   2.96   3.55    4.14   4.73   5.32    5.91   6.51   7.10
15.82%        1.19   1.78    2.38   2.97   3.56    4.16   4.75   5.35    5.94   6.53   7.13
16.19%        1.19   1.79    2.39   2.98   3.58    4.18   4.77   5.37    5.97   6.56   7.16
25.00%        1.33   2.00    2.67   3.33   4.00    4.67   5.33   6.00    6.67   7.33   8.00
25.75%        1.35   2.02    2.69   3.37   4.04    4.71   5.39   6.06    6.73   7.41   8.08
28.00%        1.39   2.08    2.78   3.47   4.17    4.86   5.56   6.25    6.94   7.64   8.33
28.84%        1.41   2.11    2.81   3.51   4.22    4.92   5.62   6.32    7.03   7.73   8.43
29.53%        1.42   2.13    2.84   3.55   4.26    4.97   5.68   6.39    7.10   7.80   8.51
30.23%        1.43   2.15    2.87   3.58   4.30    5.02   5.73   6.45    7.17   7.88   8.60
33.00%        1.49   2.24    2.99   3.73   4.48    5.22   5.97   6.72    7.46   8.21   8.96
33.99%        1.51   2.27    3.03   3.79   4.54    5.30   6.06   6.82    7.57   8.33   9.09
34.81%        1.53   2.30    3.07   3.83   4.60    5.37   6.14   6.90    7.67   8.44   9.20
35.00%        1.54   2.31    3.08   3.85   4.62    5.38   6.15   6.92    7.69   8.46   9.23
35.63%        1.55   2.33    3.11   3.88   4.66    5.44   6.21   6.99    7.77   8.54   9.32
36.05%        1.56   2.35    3.13   3.91   4.69    5.47   6.25   7.04    7.82   8.60   9.38
37.79%        1.61   2.41    3.21   4.02   4.82    5.63   6.43   7.23    8.04   8.84   9.64


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20p   --   AXP TAX-FREE MONEY FUND   --   2004 PROSPECTUS

This Fund, along with the other American Express mutual funds, is distributed by American Express Financial Advisors Inc. and can be purchased from an American Express financial advisor or from other authorized broker-dealers or third parties. The Funds can be found under the "Amer Express" banner in most mutual fund quotations.

Additional information about the Fund and its investments is available in the Fund's Statement of Additional Information (SAI), annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund during its last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report or the semiannual report, contact your selling agent or American Express Client Service Corporation.

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474
(800) 862-7919
TTY: (800) 846-4852
Web site address:
americanexpress.com/funds

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at (http://www.sec.gov). Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act File #811-3003

Ticker Symbol: ITFXX

--------------------------------------------------------------------------------
(logo)
AMERICAN
 EXPRESS
(R)
--------------------------------------------------------------------------------

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

                                                              S-6433-99 Y (2/04)

                       AXP(R) TAX-FREE MONEY SERIES, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                      AXP(R) TAX-FREE MONEY FUND (the Fund)


                                  FEB. 27, 2004


This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus and the financial statements contained in the most recent Annual Report to shareholders (Annual Report) that may be obtained from your financial advisor or by writing to American Express Client Service Corporation, 70100 AXP Financial Center, Minneapolis, MN 55474 or by calling
(800) 862-7919.

The Independent Auditors' Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the Annual Report are incorporated in this SAI by reference. No other portion of the Annual Report, however, is incorporated by reference. The prospectus for the Fund, dated the same date as this SAI, also is incorporated in this SAI by reference.

Table of Contents

Mutual Fund Checklist                                                 p.  3

Fundamental Investment Policies                                       p.  4

Investment Strategies and Types of Investments                        p.  4

Information Regarding Risks and Investment Strategies                 p.  5

Security Transactions                                                 p. 10


Brokerage Commissions Paid to Brokers Affiliated with
  American Express Financial Corporation                              p. 12

Valuing Fund Shares                                                   p. 12

Proxy Voting                                                          p. 13


Investing in the Fund                                                 p. 14

Selling Shares                                                        p. 14

Pay-out Plans                                                         p. 15


Capital Loss Carryover                                                p. 15


Taxes                                                                 p. 16

Agreements                                                            p. 16

Organizational Information                                            p. 18

Board Members and Officers                                            p. 22


Independent Auditors                                                  p. 26

Appendix: Description of Ratings                                      p. 27


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2   --   AXP TAX-FREE MONEY SERIES, INC. -- AXP TAX-FREE MONEY FUND

Mutual Fund Checklist

    [X] Mutual funds are NOT guaranteed or insured by any bank or government agency. You can lose money.

    [X] Mutual funds ALWAYS carry investment risks. Some types carry more risk than others.

    [X]  A higher rate of return typically involves a higher risk of loss.

    [X]  Past performance is not a reliable indicator of future performance.

    [X]  ALL mutual funds have costs that lower investment return.

    [X] You can buy some mutual funds by contacting them directly. Others, like this one, are sold mainly through brokers, banks, financial planners, or insurance agents. If you buy through these financial professionals, you generally will pay a sales charge.

    [X] Shop around. Compare a mutual fund with others of the same type before you buy.

OTHER IDEAS FOR SUCCESSFUL MUTUAL FUND INVESTING

Develop a Financial Plan

Have a plan -- even a simple plan can help you take control of your financial future. Review your plan with your advisor at least once a year or more frequently if your circumstances change.

Dollar-Cost Averaging

An investment technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the price or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more shares will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the shares lower than the average market price of shares purchased, although there is no guarantee.

While this does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many shareholders who can continue investing through changing market conditions to accumulate shares to meet long-term goals.

Dollar-cost averaging

Regular                        Market price                         Shares
investment                      of a share                         acquired
  $100                            $ 6.00                             16.7
   100                              4.00                             25.0
   100                              4.00                             25.0
   100                              6.00                             16.7
   100                              5.00                             20.0
   ---                              ----                             ----
  $500                            $25.00                            103.4

Average market price of a share over 5 periods:  $5.00 ($25.00 divided by 5)

The average price you paid for each share:       $4.84 ($500 divided by 103.4)

Diversify

Diversify your portfolio. By investing in different asset classes and different economic environments you help protect against poor performance in one type of investment while including investments most likely to help you achieve your important goals.

Understand Your Investment

Know what you are buying. Make sure you understand the potential risks, rewards, costs, and expenses associated with each of your investments.

--------------------------------------------------------------------------------
3   --   AXP TAX-FREE MONEY SERIES, INC. -- AXP TAX-FREE MONEY FUND

Fundamental Investment Policies

Fundamental investment policies adopted by the Fund cannot be changed without the approval of a majority of the outstanding voting securities of the Fund as defined in the Investment Company Act of 1940, as amended (the 1940 Act).

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

The policies below are fundamental policies that apply to the Fund and may be changed only with shareholder approval. Unless holders of a majority of the outstanding voting securities agree to make the change, the Fund will not:

o Under normal market conditions, the Fund will not invest less than 80% of its net assets in bonds and other debt securities issued by or on behalf of state or local governmental units whose interest, in the opinion of counsel for the issuer, is exempt from federal income tax.

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans. The Fund, however, does make investments in debt securities where the sellers agree to repurchase the securities at cost plus an agreed-upon interest rate within a specified time.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities. For purposes of this policy, the terms of a municipal security determine the issuer. In order to comply with revisions to Rule 2a-7, the Fund will observe the limitation on investment in a single issuer as to 100% of its portfolio.

o    Buy on margin or sell short.

o Invest in real estate, but the Fund can invest in municipal bonds and notes secured by real estate or interests therein. For purposes of this policy, real estate includes real estate limited partnerships.

o    Invest in commodities or commodity contracts.

o    Lend Fund securities in excess of 30% of its net assets.

Except for the fundamental investment policies listed above, the other investment policies described in the prospectus and in this SAI are not fundamental and may be changed by the board at any time.

Investment Strategies and Types of Investments

This table shows various investment strategies and investments that many funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager may make on behalf of the Fund. For a description of principal risks, please see the prospectus.

Investment strategies and types of investments      Allowable for the Fund?
Agency and Government Securities                              yes
Cash/Money Market Instruments                                 yes
Commercial Paper                                              yes
Debt Obligations                                              yes
Illiquid and Restricted Securities                            yes
Lending of Portfolio Securities                               yes
Mortgage- and Asset-Backed Securities                         yes
Municipal Obligations                                         yes
Repurchase Agreements                                         yes
Variable- or Floating-Rate Securities                         yes

--------------------------------------------------------------------------------
4   --   AXP TAX-FREE MONEY SERIES, INC. -- AXP TAX-FREE MONEY FUND

Unless changed by the board, the Fund will not:

o Invest more than 10% of the Fund's net assets in securities and derivative instruments that are illiquid. In determining the liquidity of municipal lease obligations, the investment manager, under guidelines established by the board, will consider the essential nature of the leased property, the likelihood that the municipality will continue appropriating funding for the leased property, and other relevant factors related to the general credit quality of the municipality and the marketability of the municipal lease obligations.


Information Regarding Risks and Investment Strategies


RISKS

The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). Please remember that a mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk may be associated with the Fund at any time (for a description of principal risks, please see the prospectus):

Call/Prepayment Risk


The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to "reinvestment risk."


Correlation Risk

The risk that a given transaction may fail to achieve its objectives due to an imperfect relationship between markets. Certain investments may react more negatively than others in response to changing market conditions.

Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Junk bonds have greater price fluctuations and are more likely to experience a default than investment grade bonds.

Event Risk

Occasionally, the value of a security may be seriously and unexpectedly changed by a natural or industrial accident or occurrence.

Foreign/Emerging Markets Risk

The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in emerging market countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

--------------------------------------------------------------------------------
5   --   AXP TAX-FREE MONEY SERIES, INC. -- AXP TAX-FREE MONEY FUND

Inflation Risk

Also known as purchasing power risk, inflation risk measures the effects of continually rising prices on investments. If an investment's yield is lower than the rate of inflation, your money will have less purchasing power as time goes on.

Interest Rate Risk

The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a bond, the higher its yield and the greater its sensitivity to changes in interest rates.

Issuer Risk

The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Legal/Legislative Risk

Congress and other governmental units have the power to change existing laws affecting securities. A change in law might affect an investment adversely.

Leverage Risk

Some derivative investments (such as options, futures, or options on futures) require little or no initial payment and base their price on a security, a currency, or an index. A small change in the value of the underlying security, currency, or index may cause a sizable gain or loss in the price of the instrument.

Liquidity Risk

Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

Management Risk

The risk that a strategy or selection method utilized by the investment manager may fail to produce the intended result. When all other factors have been accounted for and the investment manager chooses an investment, there is always the possibility that the choice will be a poor one.

Market Risk

The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Reinvestment Risk

The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

Sector/Concentration Risk

Investments that are concentrated in a particular issuer, geographic region, or industry will be more susceptible to changes in price (the more you diversify, the more you spread risk).


Small and Medium Company Risk


Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

--------------------------------------------------------------------------------
6   --   AXP TAX-FREE MONEY SERIES, INC. -- AXP TAX-FREE MONEY FUND

INVESTMENT STRATEGIES

The following information supplements the discussion of the Fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes many strategies that many mutual funds use and types of securities that they purchase. Please refer to the section titled Investment Strategies and Types of Investments to see which are applicable to the Fund.

Agency and Government Securities

The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities, including mortgage pass through certificates of the Government National Mortgage Association (GNMA), are guaranteed by the U.S. government.


Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments. Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance Corporation, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (FNMA), Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)


Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Call/Prepayment Risk, Inflation Risk, Interest Rate Risk, Management Risk, and Reinvestment Risk.

Cash/Money Market Instruments


Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. A fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject a fund to certain costs and expenses.


See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk, Inflation Risk, and Management Risk.

Commercial Paper

Commercial paper is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk, Liquidity Risk, and Management Risk.

Debt Obligations

Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a specified rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

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As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield (High-Risk) Securities.)

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Illiquid and Restricted Securities

The Fund may invest in illiquid securities (i.e., securities that are not readily marketable). These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk and Management Risk.

Lending of Portfolio Securities

The Fund may lend certain of its portfolio securities to broker-dealers. The current policy of the Fund's board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the Fund receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, an investor will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The Fund will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk and Management Risk.

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

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The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage- and asset-backed securities include:
Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Liquidity Risk, and Management Risk.

Municipal Obligations

Municipal obligations include debt obligations issued by or on behalf of states, territories, or possessions of the United States (including the District of Columbia). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and the offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Event Risk, Inflation Risk, Interest Rate Risk, Legal/Legislative Risk, and Market Risk.

Repurchase Agreements

The Fund may enter into repurchase agreements with certain banks or non-bank dealers. In a repurchase agreement, the Fund buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement, thereby, determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. A specific risk of a repurchase agreement is that if the seller seeks the protection of bankruptcy laws, the Fund's ability to liquidate the security involved could be impaired.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk and Management Risk.

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Variable- or Floating-Rate Securities

The Fund may invest in securities that offer a variable- or floating-rate of interest. Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi-annually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes.

Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics.

Variable-rate demand notes include master demand notes that are obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk and Management Risk.

Security Transactions

Subject to policies set by the board, AEFC is authorized to determine, consistent with the Fund's investment goal and policies, which securities will be purchased, held, or sold. The description of policies and procedures in this section also applies to any Fund subadviser. In determining where the buy and sell orders are to be placed, AEFC has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the board. In selecting broker-dealers to execute transactions, AEFC may consider the price of the security, including commission or mark-up, the size and difficulty of the order, the reliability, integrity, financial soundness, and general operation and execution capabilities of the broker, the broker's expertise in particular markets, and research services provided by the broker.

The Fund, AEFC, any subadviser and American Express Financial Advisors Inc. (the Distributor) each have a strict Code of Ethics that prohibits affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the Fund.

The Fund's securities may be traded on a principal rather than an agency basis. In other words, AEFC will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. AEFC does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The board has adopted a policy authorizing AEFC to do so to the extent authorized by law, if AEFC determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or AEFC's overall responsibilities with respect to the Fund and the other American Express mutual funds for which it acts as investment manager.

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Research provided by brokers supplements AEFC's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business, and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software, or personal contact by telephone or at seminars or other meetings. AEFC has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management, and trading functions and other services to the extent permitted under an interpretation by the SEC.

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, AEFC must follow procedures authorized by the board. To date, three procedures have been authorized. One procedure permits AEFC to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits AEFC, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits AEFC, in order to obtain research and brokerage services, to cause the Fund to pay a commission in excess of the amount another broker might have charged. AEFC has advised the Fund that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but AEFC believes it may obtain better overall execution. AEFC has represented that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions will be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by AEFC in providing advice to all American Express mutual funds even though it is not possible to relate the benefits to any particular fund.

Each investment decision made for the Fund is made independently from any decision made for another portfolio, fund, or other account advised by AEFC or any of its subsidiaries. When the Fund buys or sells the same security as another portfolio, fund, or account, AEFC carries out the purchase or sale in a way the Fund agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the Fund, the Fund hopes to gain an overall advantage in execution. On occasion, the Fund may purchase and sell a security simultaneously in order to profit from short-term price disparities.

On a periodic basis, AEFC makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency, and research services.


The Fund paid total brokerage commissions of $0 for fiscal year ended Dec. 31, 2003, $0 for fiscal year 2002, and $0 for fiscal year 2001. Substantially all firms through whom transactions were executed provide research services.

No transactions were directed to brokers because of research services they provided to the Fund.

As of the end of the most recent fiscal year, the Fund held no securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities.


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Brokerage Commissions Paid to Brokers Affiliated with American Express Financial
Corporation

Affiliates of American Express Company (of which AEFC is a wholly-owned subsidiary) may engage in brokerage and other securities transactions on behalf of the Fund according to procedures adopted by the board and to the extent consistent with applicable provisions of the federal securities laws. Subject to approval by the board, the same conditions apply to transactions with broker-dealer affiliates of any subadviser. AEFC will use an American Express affiliate only if (i) AEFC determines that the Fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and (ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.


No brokerage commissions were paid to brokers affiliated with AEFC for the three most recent fiscal years.

Valuing Fund Shares


In accordance with Rule 2a-7 of the 1940 Act, all of the securities in the Fund's portfolio are valued at amortized cost. The amortized cost method of valuation is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date. It does not take into consideration unrealized capital gains or losses.

The board has established procedures designed to stabilize the fund's price per share for purposes of sales and redemptions at $1, to the extent that it is reasonably possible to do so. These procedures include review of the Fund's securities by the board, at intervals deemed appropriate by it, to determine whether the Fund's net asset value per share computed by using available market quotations deviates from a share value of $1 as computed using the amortized cost method. The board must consider any deviation that appears and if it exceeds 0.5% it must determine what action, if any, needs to be taken. If the board determines a deviation exists that may result in a material dilution of the holdings of current shareholders or investors, or in other unfair consequences for such persons, it must undertake remedial action that it deems necessary and appropriate. Such action may include withholding dividends, calculating net asset value per share for purposes of sales and redemptions using available market quotations, making redemptions in kind, and selling securities before maturity in order to realize capital gains or losses or to shorten average portfolio maturity.

While the amortized cost method provides certainty and consistency in portfolio valuation, it may result in valuations of securities that are either somewhat higher or lower than the prices at which the securities could be sold. This means that during times of declining interest rates the yield on the Fund's shares may be higher than if valuations of securities were made based on actual market prices and estimates of market prices. Accordingly, if using the amortized cost method were to result in a lower portfolio value, a prospective investor in the Fund would be able to obtain a somewhat higher yield than he would get if portfolio valuation were based on actual market values. Existing shareholders, on the other hand, would receive a somewhat lower yield than they would otherwise receive. The opposite would happen during a period of rising interest rates.

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Proxy Voting

GENERAL GUIDELINES

The Fund upholds a long tradition of sound and principled corporate governance. For approximately 30 years, the Board of Directors, which consists of a majority of independent directors, has voted proxies. General guidelines are:

o Corporate governance matters -- The board supports proxy proposals that require changes or encourage decisions that have been shown to add shareholder value over time and votes against proxy proposals that entrench management.

o Changes in capital structure -- The board votes for amendments to corporate documents that strengthen the financial condition of a business.

o Stock option plans and other management compensation issues -- The board expects thoughtful consideration to be given by a company's management to developing a balanced compensation structure providing competitive current income with long-term employee incentives directly tied to the interest of shareholders and votes against proxy proposals that dilute shareholder value excessively.

o Social and corporate policy issues -- The board believes that proxy proposals should address the business interests of the corporation.

Each proposal is viewed in light of the circumstances of the company submitting the proposal.

POLICY AND PROCEDURES

The policy of the board is to vote all proxies of the companies in which the Fund holds investments, ensuring there are no conflicts between interests of Fund shareholders and those of the Fund's investment manager, AEFC.

The recommendation of the management of a company as set out in the company's proxy statement is considered. In each instance in which the Fund votes against the recommendation, the board sends a letter to senior management of the company explaining the basis for its vote. This has permitted both the company's management and the Fund's board to gain better insight into issues presented by proxy proposals. In the case of foreign corporations, proxies of companies located in some countries may not be voted due to requirements of locking up the voting shares and when time constraints prohibit the processing of proxies.

From time to time a proxy proposal is presented that has not been previously considered by the board or that AEFC recommends be voted different from the votes cast for similar proposals. In making recommendations to the board about voting on a proposal, AEFC relies on its own investment personnel and information obtained from outside resources, including Institutional Shareholder Services (ISS). AEFC makes the recommendation in writing. The process established by the board to vote proxies requires that either board members or officers who are independent from AEFC consider the recommendation and decide how to vote the proxy proposal.

PROXY VOTING RECORD

The proxy voting record is available on a quarterly basis after the end of the quarter for all companies whose shareholders meetings were completed during the quarter. The information is on a website maintained by ISS and can be accessed through the American Express Company's web page, www.americanexpress.com. For anyone seeking information on how the Fund voted all proxies during a year, the information can be obtained after Aug. 1, 2004 without cost:

o    On the ISS website accessible through www.americanexpress.com/funds

o On a web site maintained by the Securities and Exchange Commission, www.sec.gov

o    By calling the Fund's administrator, Board Services Corporation, collect at
     (612) 330-9283.


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Investing in the Fund


The minimum purchase for directors, officers and employees of the Fund or AEFC and AEFC financial advisors is $1,000 for the Fund (except payroll deduction plans), with a minimum additional purchase of $100 on a monthly systematic purchase plan.*

* Minimum additional purchases direct at fund are $25 monthly.


SYSTEMATIC INVESTMENT PROGRAMS


You decide how often to make payments -- monthly, quarterly, or semiannually. Provided your account meets the minimum balance requirement, you are not obligated to make any payments. You can omit payments or discontinue the investment program altogether. The Fund also can change the program or end it at any time.


AUTOMATIC DIRECTED DIVIDENDS

Dividends, including capital gain distributions, paid by another American Express mutual fund, may be used to automatically purchase shares of the Fund. Dividends may be directed to existing accounts only. Dividends declared by a fund are exchanged to this Fund the following day. Dividends can be exchanged into the same class of another American Express mutual fund but cannot be split to make purchases in two or more funds. Automatic directed dividends are available between accounts of any ownership except:

o Between a non-custodial account and an IRA, or 401(k) plan account or other qualified retirement account of which American Express Trust Company acts as custodian;

o Between two American Express Trust Company custodial accounts with different owners (for example, you may not exchange dividends from your IRA to the IRA of your spouse); and

o Between different kinds of custodial accounts with the same ownership (for example, you may not exchange dividends from your IRA to your 401(k) plan account, although you may exchange dividends from one IRA to another IRA).

Dividends may be directed from accounts established under the Uniform Gifts to Minors Act (UGMA) or Uniform Transfers to Minors Act (UTMA) only into other UGMA or UTMA accounts with identical ownership.

The Fund's investment goal is described in its prospectus along with other information, including fees and expense ratios. Before exchanging dividends into another fund, you should read that fund's prospectus. You will receive a confirmation that the automatic directed dividend service has been set up for your account.

REJECTION OF BUSINESS

The Fund or AECSC reserves the right to reject any business, in its sole discretion.

Selling Shares

You have a right to sell your shares at any time. For an explanation of sales procedures, please see the prospectus.

During an emergency, the board can suspend the computation of NAV, stop accepting payments for purchase of shares, or suspend the duty of the Fund to redeem shares for more than seven days. Such emergency situations would occur if:

o The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

o Disposal of the Fund's securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or

o The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should the Fund stop selling shares, the board may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute fairly these costs among all shareholders.

The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the Fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the Fund as determined by the board. In these circumstances, the securities distributed would be valued as set forth in this SAI. Should the Fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

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Pay-out Plans

You can use any of several pay-out plans to redeem your investment in regular installments. If you redeem shares, you may be subject to a contingent deferred sales charge as discussed in the prospectus. While the plans differ on how the pay-out is figured, they all are based on the redemption of your investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash. If you are redeeming a tax-qualified plan account for which American Express Trust Company acts as custodian, you can elect to receive your dividends and other distributions in cash when permitted by law. If you redeem an IRA or a qualified retirement account, certain restrictions, federal tax penalties, and special federal income tax reporting requirements may apply. You should consult your tax advisor about this complex area of the tax law.

Applications for a systematic investment in a class of the Fund subject to a sales charge normally will not be accepted while a pay-out plan for any of those funds is in effect. Occasional investments, however, may be accepted.


To start any of these plans, please consult your selling agent or write American Express Client Service Corporation, 70100 AXP Financial Center, Minneapolis, MN 55474, or call (800) 437-3133. Your authorization must be received at least five days before the date you want your payments to begin. Payments will be made on a monthly, bimonthly, quarterly, semiannual, or annual basis. Your choice is effective until you change or cancel it.


The following pay-out plans are designed to take care of the needs of most shareholders in a way AEFC can handle efficiently and at a reasonable cost. If you need a more irregular schedule of payments, it may be necessary for you to make a series of individual redemptions, in which case you will have to send in a separate redemption request for each pay-out. The Fund reserves the right to change or stop any pay-out plan and to stop making such plans available.

Plan #1: Pay-out for a fixed period of time

If you choose this plan, a varying number of shares will be redeemed at regular intervals during the time period you choose. This plan is designed to end in complete redemption of all shares in your account by the end of the fixed period.

Plan #2: Redemption of a fixed number of shares

If you choose this plan, a fixed number of shares will be redeemed for each payment and that amount will be sent to you. The length of time these payments continue is based on the number of shares in your account.

Plan #3: Redemption of a fixed dollar amount

If you decide on a fixed dollar amount, whatever number of shares is necessary to make the payment will be redeemed in regular installments until the account is closed.

Plan #4: Redemption of a percentage of net asset value


Payments are made based on a fixed percentage of the net asset value of the shares in the account computed on the day of each payment. Percentages range from 0.25% to 0.75%. For example, if you are on this plan and arrange to take 0.5% each month, you will get $100 if the value of your account is $20,000 on the payment date.

Capital Loss Carryover

For federal income tax purposes, the Fund had total capital loss carryovers of $18,498 at the end of the most recent fiscal year, that if not offset by subsequent capital gains will expire as follows:

                                          2008                 2010
                                          $166                $18,332

It is unlikely that the board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or has expired except as required by Internal Revenue Service rules.


--------------------------------------------------------------------------------
15   --   AXP TAX-FREE MONEY SERIES, INC. -- AXP TAX-FREE MONEY FUND

Taxes

For tax purposes, an exchange is considered a sale and purchase, and may results in a gain or loss. A sale is a taxable transaction. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held more than one year). If you sell shares for less than their cost, the difference is a capital loss. If you buy Class A shares of another American Express mutual fund and within 91 days exchange into this Fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of this Fund.

If you have a nonqualified investment in the Fund and you wish to move part or all of those shares to an IRA or qualified retirement account in the Fund, you can do so. However, this type of exchange is considered a redemption of shares and may result in a gain or loss for tax purposes. You should consult your tax advisor for further details about this complex subject.


Capital gain distributions, if any, received by shareholders should be treated as long-term capital gains regardless of how long shareholders owned their shares. Short-term capital gains earned by the Fund are paid to shareholders as part of their ordinary income dividend and are taxable. Special rates on capital gains may apply to sales of precious metals, if any, owned directly by the Fund and to investments in REITs.


Under federal tax law, by the end of a calendar year the Fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Dec. 31 of that calendar year. The Fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. The Fund intends to comply with federal tax law and avoid any excise tax.

The Internal Revenue Code imposes two asset diversification rules that apply to the Fund as of the close of each quarter. First, as to 50% of its holdings, the Fund may hold no more than 5% of its assets in securities of one issuer and no more than 10% of any one issuer's outstanding voting securities. Second, the Fund cannot have more than 25% of its assets in any one issuer.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to Fund distributions.

Agreements

INVESTMENT MANAGEMENT SERVICES AGREEMENT

AEFC, a wholly-owned subsidiary of American Express Company, is the investment manager for the Fund. Under the Investment Management Services Agreement, AEFC, subject to the policies set by the board, provides investment management services.

For its services, AEFC is paid a fee based on the following schedule. Each class of the Fund pays its proportionate share of the fee.

Assets (billions)                     Annual rate at each asset level
First $1.00                                        0.360%
Next   0.50                                        0.343
Next   0.50                                        0.325
Next   0.50                                        0.308
Next   1.00                                        0.290
Next   3.00                                        0.270
Over   6.50                                        0.250


On the last day of the most recent fiscal year, the daily rate applied to the Fund's net assets was equal to 0.360% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding business day.

The management fee is paid monthly. Under the agreement, the total amount paid was $678,981 for fiscal year 2003, $725,514 for fiscal year 2002, and $740,954 for fiscal year 2001.

Under the agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees; audit and certain legal fees; fidelity bond premiums; registration fees for shares; office expenses; postage of confirmations except purchase confirmations; consultants' fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; and expenses properly payable by the Fund, approved by the board. Under the agreement, nonadvisory expenses, net of earnings credits, paid by the Fund were $218,380 for fiscal year 2003, $195,140 for fiscal year 2002, and $186,966 for fiscal year 2001.


--------------------------------------------------------------------------------
16   --   AXP TAX-FREE MONEY SERIES, INC. -- AXP TAX-FREE MONEY FUND

Basis for board approving the investment advisory contract

Based on its work throughout the year and detailed analysis by the Contracts Committee of reports provided by AEFC, the independent board members determined to renew the Investment Management Services Agreement and Subadvisory Agreements (where applicable) based on:

o tangible steps AEFC has taken to improve the competitive ranking and consistency of the investment performance of the Fund, including changes in leadership, portfolio managers, compensation structures, and the implementation of management practices,

o continued commitment to expand the range of investment options that it offers investors, through repositioning existing funds and creating new funds,

o consistent effort to provide a management structure that imposes disciplines that ensure adherence to stated management style and expected risk characteristics,

o additional time needed to evaluate the efficacy of the new AEFC management structure that has produced improved performance results in the short term,

o benefit of economy of scale that results from the graduated fee structure and the reasonableness of fees in light of the fees paid by similar funds in the industry,

o competitive total expenses that are either at or only slightly above the median expenses of a group of comparable funds based on a report prepared by Lipper Inc., and

o    reasonable level of AEFC's profitability from its mutual fund operations.

ADMINISTRATIVE SERVICES AGREEMENT

The Fund has an Administrative Services Agreement with AEFC. Under this agreement, the Fund pays AEFC for providing administration and accounting services. The fee is calculated as follows:

Assets (billions)                     Annual rate at each asset level
First $1.0                                         0.030%
Next   0.5                                         0.027
Next   0.5                                         0.025
Next   0.5                                         0.022
Over   2.5                                         0.020


On the last day of the most recent fiscal year, the daily rate applied to the Fund's net assets was equal to 0.030% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding business day. Under the agreement, the Fund paid fees of $60,338 for fiscal year 2003, $61,883 for fiscal year 2002, and $64,657 for fiscal year 2001.


TRANSFER AGENCY AGREEMENT


The Fund has a Transfer Agency Agreement with American Express Client Service Corporation (AECSC) located at 70100 AXP Financial Center, Minneapolis, MN 55474. This agreement governs AECSC's responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the Fund's shares. Under the agreement, AECSC earns a fee from the Fund determined by multiplying the number of shareholder accounts at the end of the day by a rate of $22.00 per year and dividing by the number of days in the year. In addition, there is an annual closed-account fee of $5.00 per inactive account, charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system, generally within one year. The fees paid to AECSC may be changed by the board without shareholder approval.


DISTRIBUTION AGREEMENT


American Express Financial Advisors Inc., located at 200 AXP Financial Center, Minneapolis, MN 55474, is the Fund's principal underwriter (the Distributor). The Fund's shares are offered on a continuous basis.


--------------------------------------------------------------------------------
17   --   AXP TAX-FREE MONEY SERIES, INC. -- AXP TAX-FREE MONEY FUND

PLAN AND AGREEMENT OF DISTRIBUTION


To help defray the cost of distribution and servicing not covered by the sales charges received under the Distribution Agreement, the Fund and the Distributor entered into a Plan and Agreement of Distribution (Plan) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, of the type known as a reimbursement plan, the Fund pays a fee up to actual expenses incurred at an annual rate of up to 0.10% of the Fund's average daily net assets.


Expenses covered under this Plan include sales commissions; business, employee and financial advisor expenses; and overhead. These expenses also include costs of providing personal service to shareholders. A substantial portion of the costs are not specifically identified to any one of the American Express mutual funds.


The Plan must be approved annually by the board, including a majority of the disinterested board members, if it is to continue for more than a year. At least quarterly, the board must review written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of board members who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the relevant class of shares or by the Distributor. The Plan (or any agreement related to it) will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the board members, including a majority of the board members who are not interested persons of the Fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested board members is the responsibility of the other disinterested board members. No board member who is not an interested person has any direct or indirect financial interest in the operation of the Plan or any related agreement. For the most recent fiscal year, under the agreement, the Fund paid fees of $188,606. The fee is not allocated to any one service (such as advertising, payments to underwriters, or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses.


CUSTODIAN AGREEMENT

The Fund's securities and cash are held by U.S. Bank National Association, 180
E. Fifth St., St. Paul, MN 55101-1631, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the Fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.


The custodian may enter into a sub-custodian agreement with the Bank of New York, 90 Washington Street, New York, NY 10286. As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign branches of Bank of New York or in other financial institutions as permitted by law and by the Fund's sub-custodian agreement.


Organizational Information

The Fund is an open-end management investment company. The Fund headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES

The shares of the Fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of the Fund would have the same rights to dividends and assets as every other share of that Fund.

VOTING RIGHTS

As a shareholder in the Fund, you have voting rights over the Fund's management and fundamental policies. You are entitled to vote based on your total dollar interest in the Fund. Each class, if applicable, has exclusive voting rights with respect to matters for which separate class voting is appropriate under applicable law. All shares have cumulative voting rights with respect to the election of board members. This means that you have as many votes as the dollar amount you own, including the fractional amount, multiplied by the number of members to be elected.

DIVIDEND RIGHTS

Dividends paid by the Fund, if any, with respect to each class of shares, if applicable, will be calculated in the same manner, at the same time, on the same day, and will be in the same amount, except for differences resulting from differences in fee structures.


--------------------------------------------------------------------------------
18   --   AXP TAX-FREE MONEY SERIES, INC. -- AXP TAX-FREE MONEY FUND

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS

                                                                   Date of          Form of       State of     Fiscal
Fund                                                            organization     organization   organization  year end   Diversified
AXP(R) California Tax-Exempt Trust                                   4/7/86    Business Trust(2)       MA      6/30
   AXP(R) California Tax-Exempt Fund                                                                                         No

AXP(R) Dimensions Series, Inc.(4)                          2/20/68, 6/13/86(1)    Corporation       NV/MN      7/31
   AXP(R) Growth Dimensions Fund                                                                                            Yes
   AXP(R) New Dimensions Fund                                                                                               Yes


AXP(R) Discovery Series, Inc.(4)                           4/29/81, 6/13/86(1)    Corporation       NV/MN      7/31
   AXP(R) Core Bond Fund                                                                                                    Yes
   AXP(R) Discovery Fund                                                                                                    Yes
   AXP(R) Income Opportunities Fund                                                                                         Yes
   AXP(R) Limited Duration Bond Fund                                                                                        Yes


AXP(R) Equity Series, Inc.(4)                              3/18/57, 6/13/86(1)    Corporation       NV/MN     11/30
   AXP(R) Equity Select Fund                                                                                                Yes


AXP(R) Fixed Income Series, Inc.(4)                        6/27/74, 6/31/86(1)    Corporation       NV/MN      8/31
   AXP(R) Diversified Bond Fund(5)                                                                                          Yes

AXP(R) Global Series, Inc.                                         10/28/88       Corporation          MN     10/31
   AXP(R) Emerging Markets Fund                                                                                             Yes
   AXP(R) Global Balanced Fund                                                                                              Yes
   AXP(R) Global Bond Fund                                                                                                   No
   AXP(R) Global Equity Fund(6)                                                                                             Yes
   AXP(R) Global Technology Fund(3)                                                                                          No

AXP(R) Government Income Series, Inc.(4)                            3/12/85       Corporation          MN      5/31
   AXP(R) Short Duration U.S. Government Fund(5)                                                                            Yes
   AXP(R) U.S. Government Mortgage Fund                                                                                     Yes

AXP(R) Growth Series, Inc.                                 5/21/70, 6/13/86(1)    Corporation       NV/MN      7/31
   AXP(R) Growth Fund                                                                                                       Yes
   AXP(R) Large Cap Equity Fund                                                                                             Yes
   AXP(R) Large Cap Value Fund                                                                                              Yes
   AXP(R) Quantitative Large Cap Equity Fund                                                                                Yes
   AXP(R) Research Opportunities Fund                                                                                       Yes

AXP(R) High Yield Income Series, Inc.(4)                            8/17/83       Corporation          MN      5/31
   AXP(R) High Yield Bond Fund(5)                                                                                           Yes


AXP(R) High Yield Tax-Exempt Series, Inc.(4)              12/21/78, 6/13/86(1)    Corporation       NV/MN     11/30
   AXP(R) High Yield Tax-Exempt Fund                                                                                        Yes

AXP(R) Income Series, Inc.(4)                              2/10/45, 6/13/86(1)    Corporation       NV/MN      5/31
   AXP(R) Selective Fund                                                                                                    Yes

AXP(R) International Series, Inc.(4)                                7/18/84       Corporation          MN     10/31
   AXP(R) European Equity Fund                                                                                               No
   AXP(R) International Fund                                                                                                Yes

AXP(R) Investment Series, Inc.                             1/18/40, 6/13/86(1)    Corporation       NV/MN      9/30
   AXP(R) Diversified Equity Income Fund                                                                                    Yes
   AXP(R) Mid Cap Value Fund                                                                                                Yes
   AXP(R) Mutual                                                                                                            Yes

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19   --   AXP TAX-FREE MONEY SERIES, INC. -- AXP TAX-FREE MONEY FUND

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS (continued)

                                                                   Date of          Form of       State of     Fiscal
Fund                                                            organization     organization   organization  year end   Diversified
AXP(R) Managed Series, Inc.                                         10/9/84       Corporation          MN      9/30
   AXP(R) Managed Allocation Fund                                                                                         Yes

AXP(R) Market Advantage Series, Inc.                                8/25/89       Corporation          MN      1/31
   AXP(R) Blue Chip Advantage Fund                                                                                        Yes
   AXP(R) Mid Cap Index Fund                                                                                               No
   AXP(R) S&P 500 Index Fund                                                                                               No
   AXP(R) Small Company Index Fund                                                                                        Yes

AXP(R) Money Market Series, Inc.                           8/22/75, 6/13/86(1)    Corporation       NV/MN      7/31
   AXP(R) Cash Management Fund                                                                                            Yes


AXP(R) Partners Series, Inc.                                        3/20/01       Corporation          MN      5/31
   AXP(R) Partners Aggressive Growth Fund                                                                                 Yes
   AXP(R) Partners Fundamental Value Fund                                                                                 Yes
   AXP(R) Partners Growth Fund                                                                                            Yes
   AXP(R) Partners Select Value Fund                                                                                      Yes
   AXP(R) Partners Small Cap Core Fund                                                                                    Yes
   AXP(R) Partners Small Cap Value Fund                                                                                    No
   AXP(R) Partners Value Fund                                                                                             Yes


AXP(R) Partners International Series, Inc.                           5/9/01       Corporation          MN     10/31
   AXP(R) Partners International Aggressive Growth Fund                                                                   Yes
   AXP(R) Partners International Core Fund                                                                                Yes
   AXP(R) Partners International Select Value Fund                                                                        Yes
   AXP(R) Partners International Small Cap Fund                                                                           Yes

AXP(R) Progressive Series, Inc.(4)                         4/23/68, 6/13/86(1)    Corporation       NV/MN      9/30
   AXP(R) Progressive Fund                                                                                                Yes

AXP(R) Sector Series, Inc.(3),(4)                                   3/25/88       Corporation          MN      6/30
   AXP(R) Utilities Fund                                                                                                  Yes

AXP(R) Selected Series, Inc.(4)                                     10/5/84       Corporation          MN      3/31
   AXP(R) Precious Metals Fund                                                                                             No

AXP(R) Special Tax-Exempt Series Trust                               4/7/86    Business Trust(2)       MA      6/30
   AXP(R) Insured Tax-Exempt Fund                                                                                         Yes
   AXP(R) Massachusetts Tax-Exempt Fund                                                                                    No
   AXP(R) Michigan Tax-Exempt Fund                                                                                         No
   AXP(R) Minnesota Tax-Exempt Fund                                                                                        No
   AXP(R) New York Tax-Exempt Fund                                                                                         No
   AXP(R) Ohio Tax-Exempt Fund                                                                                             No

AXP(R) Stock Series, Inc.(4)                               2/10/45, 6/13/86(1)    Corporation       NV/MN      9/30
   AXP(R) Stock Fund                                                                                                      Yes

AXP(R) Strategy Series, Inc.                                        1/24/84       Corporation          MN      3/31
   AXP(R) Equity Value Fund                                                                                               Yes
   AXP(R) Focused Growth Fund(3)                                                                                           No
   AXP(R) Partners Small Cap Growth Fund(3)                                                                               Yes
   AXP(R) Small Cap Advantage Fund                                                                                        Yes
   AXP(R) Strategy Aggressive Fund                                                                                        Yes

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20   --   AXP TAX-FREE MONEY SERIES, INC. -- AXP TAX-FREE MONEY FUND

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS (continued)

                                                                  Date of          Form of       State of     Fiscal
Fund                                                           organization     organization   organization  year end   Diversified
AXP(R) Tax-Exempt Series, Inc.                            9/30/76, 6/13/86(1)    Corporation       NV/MN       11/30
   AXP(R) Intermediate Tax-Exempt Fund                                                                                     Yes
   AXP(R) Tax-Exempt Bond Fund                                                                                             Yes

AXP(R) Tax-Free Money Series, Inc.(4)                     2/29/80, 6/13/86(1)    Corporation       NV/MN       12/31
   AXP(R) Tax-Free Money Fund                                                                                              Yes

(1)  Date merged into a Minnesota corporation incorporated on April 7, 1986.

(2) Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the trust itself is unable to meet its obligations.

(3) Effective Feb. 7, 2002, AXP(R) Focus 20 Fund changed its name to AXP(R) Focused Growth Fund, AXP(R) Innovations Fund changed its name to AXP(R) Global Technology Fund, AXP(R) Small Cap Growth Fund changed its name to AXP(R) Partners Small Cap Growth Fund and AXP(R) Utilities Income Fund, Inc. created a series, AXP(R) Utilities Fund.

(4) Effective Nov. 13, 2002, AXP(R) Bond Fund, Inc. changed its name to AXP(R) Fixed Income Series, Inc. and created a series, AXP(R) Bond Fund, AXP(R) Discovery Fund, Inc. changed its name to AXP(R) Discovery Series, Inc. and created a series, AXP(R) Discovery Fund, AXP(R) Equity Select Fund, Inc. changed its name to AXP(R) Equity Series, Inc. and created a series, AXP(R) Equity Select Fund, AXP(R) Extra Income Fund, Inc. changed its name to AXP(R) High Yield Income Series, Inc. and created a series, AXP(R) Extra Income Fund, AXP(R) Federal Income Fund, Inc. changed its name to AXP(R) Government Income Series, Inc., AXP(R) High Yield Tax-Exempt Fund, Inc. changed its name to AXP(R) High Yield Tax-Exempt Series, Inc. and created a series, AXP(R) High Yield Tax-Exempt Fund, AXP(R) International Fund, Inc. changed its name to AXP(R) International Series, Inc., AXP(R) New Dimensions Fund, Inc. changed its name to AXP(R) Dimensions Series, Inc., AXP(R) Precious Metals Fund, Inc. changed its name to AXP(R) Selected Series, Inc. and created a series, AXP(R) Precious Metals Fund, AXP(R) Progressive Fund, Inc. changed its name to AXP(R) Progressive Series, Inc. and created a series, AXP(R) Progressive Fund, AXP(R) Selective Fund, Inc. changed its name to AXP(R) Income Series, Inc. and created a series, AXP(R) Selective Fund, AXP(R) Stock Fund, Inc. changed its name to AXP(R) Stock Series, Inc. and created a series, AXP(R) Stock Fund, AXP(R) Tax-Free Money Fund, Inc. changed its name to AXP(R) Tax-Free Money Series, Inc. and created a series, AXP(R) Tax-Free Money Fund, and AXP(R) Utilities Income Fund, Inc. changed its name to AXP(R) Sector Series, Inc.


(5) Effective June 27, 2003, AXP(R) Bond Fund changed its name to AXP(R) Diversified Bond Fund, AXP(R) Federal Income Fund changed its name to AXP(R) Short Duration U.S. Government Fund and AXP(R) Extra Income Fund changed its name to AXP(R) High Yield Bond Fund.

(6) Effective Oct. 20, 2003 AXP(R) Global Growth Fund changed its name to AXP(R) Global Equity Fund.


--------------------------------------------------------------------------------
21   --   AXP TAX-FREE MONEY SERIES, INC. -- AXP TAX-FREE MONEY FUND

Board Members and Officers

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.


The following is a list of the Fund's board members. Each member oversees 15 Master Trust portfolios and 86 American Express mutual funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.


Independent Board Members


Name, address, age              Position held    Principal occupation during    Other directorships       Committee
                                with Fund and    past five years                                          memberships
                                length of
                                service
------------------------------- ---------------- ------------------------------ ------------------------- ----------------
Arne H. Carlson                 Board member     Chair, Board Services                                    Joint Audit,
901 S. Marquette Ave.           since 1999       Corporation (provides                                    Contracts,
Minneapolis, MN 55402                            administrative services to                               Executive,
Age 69                                           boards). Former Governor  of                             Investment
                                                 Minnesota                                                Review,  Board
                                                                                                          Effectiveness
------------------------------- ---------------- ------------------------------ ------------------------- ----------------
Philip J. Carroll, Jr.          Board member     Retired Chairman and CEO,      Scottish Power PLC,       Joint Audit,
901 S. Marquette Ave.           since 2002       Fluor Corporation              Vulcan Materials          Contracts
Minneapolis, MN 55402                            (engineering and               Company, Inc.
Age 65                                           construction) since 1998       (construction
                                                                                materials/chemicals)
------------------------------- ---------------- ------------------------------ ------------------------- ----------------
Livio D. DeSimone               Board member     Retired Chair of the Board     Cargill, Incorporated     Joint Audit,
30 Seventh Street East          since 2001       and Chief Executive Officer,   (commodity merchants      Contracts,
Suite 3050                                       Minnesota Mining and           and processors),          Executive
St. Paul, MN 55101-4901                          Manufacturing (3M)             General Mills, Inc.
Age 69                                                                          (consumer foods),
                                                                                Vulcan Materials Company
                                                                                (construction
                                                                                materials/chemicals),
                                                                                Milliken & Company
                                                                                (textiles and
                                                                                chemicals), and Nexia
                                                                                Biotechnologies, Inc.
------------------------------- ---------------- ------------------------------ ------------------------- ----------------
Heinz F. Hutter*                Board member     Retired President and Chief                              Board
901 S. Marquette Ave.           since 1994       Operating Officer, Cargill,                              Effectiveness,
Minneapolis, MN 55402                            Incorporated (commodity                                  Executive,
Age 74                                           merchants and processors)                                Investment
                                                                                                          Review
------------------------------- ---------------- ------------------------------ ------------------------- ----------------
Anne P. Jones                   Board member     Attorney and Consultant                                  Joint Audit,
901 S. Marquette Ave.           since 1985                                                                Board
Minneapolis, MN 55402                                                                                     Effectiveness,
Age 68                                                                                                    Executive
------------------------------- ---------------- ------------------------------ ------------------------- ----------------
Stephen R. Lewis, Jr.**         Board member     Retired President and          Valmont Industries,       Contracts,
901 S. Marquette Ave.           since 2002       Professor of Economics,        Inc. (manufactures        Investment
Minneapolis, MN 55402                            Carleton College               irrigation systems)       Review,
Age 64                                                                                                    Executive
------------------------------- ---------------- ------------------------------ ------------------------- ----------------
Alan G. Quasha                  Board member     President, Quadrant            Compagnie Financiere      Joint Audit,
901 S. Marquette Ave.           since 2002       Management, Inc. (management   Richemont AG (luxury      Investment
Minneapolis, MN 55402                            of private equities)           goods), Harken Energy     Review
Age 53                                                                          Corporation (oil and
                                                                                gas exploration) and
                                                                                SIRIT Inc. (radio
                                                                                frequency
                                                                                identification
                                                                                technology)
------------------------------- ---------------- ------------------------------ ------------------------- ----------------
Alan K. Simpson                 Board member     Former three-term United       Biogen, Inc.              Investment
1201 Sunshine Ave.              since 1997       States Senator for Wyoming     (biopharmaceuticals)      Review,  Board
Cody, WY 82414                                                                                            Effectiveness
Age 71
------------------------------- ---------------- ------------------------------ ------------------------- ----------------
Alison Taunton-Rigby            Board member     President, Forester Biotech                              Investment
901 S. Marquette Ave.           since 2002       since 2000. Former President                             Review,
Minneapolis, MN 55402                            and CEO, Aquila                                          Contracts
Age 59                                           Biopharmaceuticals, Inc.
------------------------------- ---------------- ------------------------------ ------------------------- ----------------

 * Interested person of AXP Partners International Aggressive Growth Fund, AXP Partners Aggressive Growth Fund, AXP Partners Small Cap Core Fund and AXP Discovery Fund by reason of being a security holder of J P Morgan Chase & Co., which has a 45% interest in American Century Companies, Inc., the parent company of the subadviser of four AXP Funds, American Century Investment Management, Inc.

** Interested person of AXP Partners International Aggressive Growth Fund by reason of being a security holder of FleetBoston Financial Corporation, parent company of Columbia Wanger Asset Management, L.P., one of the fund's subadvisers.


--------------------------------------------------------------------------------
22   --   AXP TAX-FREE MONEY SERIES, INC. -- AXP TAX-FREE MONEY FUND

Board Members Affiliated with AEFC***


Name, address, age              Position held    Principal occupation during    Other directorships       Committee
                                with Fund and    past five years                                          memberships
                                length of
                                service
------------------------------- ---------------- ------------------------------ ------------------------- ----------------
Barbara H. Fraser               Board member     Executive Vice President -
1546 AXP Financial Center       since 2002       AEFA Products and Corporate
Minneapolis, MN 55474                            Marketing of AEFC since
Age 53                                           2002. President - Travelers
                                                 Check Group, American
                                                 Express Company, 2001-2002.
                                                 Management Consultant,
                                                 Reuters,  2000-2001.
                                                 Managing Director -
                                                 International Investments,
                                                 Citibank Global,  1999-2000.
                                                 Chairman and CEO, Citicorp
                                                 Investment Services and
                                                 Citigroup Insurance Group,
                                                 U.S., 1998-1999
------------------------------- ---------------- ------------------------------ ------------------------- ----------------
Stephen W. Roszell              Board member     Senior Vice President -
50238 AXP Financial Center      since 2002,      Institutional Group of AEFC
Minneapolis, MN 55474           Vice
Age 54                          President
                                since 2002
------------------------------- ---------------- ------------------------------ ------------------------- ----------------
William F. Truscott             Board member     Senior Vice President - Chief
53600 AXP Financial Center      since 2001,      Investment Officer of AEFC
Minneapolis, MN 55474           Vice             since 2001. Former Chief
Age 42                          President        Investment Officer and
                                since 2002       Managing  Director, Zurich
                                                 Scudder Investments
------------------------------- ---------------- ------------------------------ ------------------------- ----------------

*** Interested person by reason of being an officer, director and/or employee of AEFC.


The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the board. In addition to Mr. Roszell, who is vice president, and Mr. Truscott, who is vice president, the Fund's other officers are:

Other Officers


Name, address, age              Position held    Principal occupation during    Other directorships       Committee
                                with Fund and    past five years                                          memberships
                                length of
                                service
------------------------------- ---------------- ------------------------------ ------------------------- ----------------
Jeffrey P. Fox                  Treasurer        Vice President - Investment
50005 AXP Financial Center      since 2002       Accounting, AEFC, since
Minneapolis, MN 55474                            2002; Vice President -
Age 48                                           Finance, American Express
                                                 Company, 2000-2002; Vice
                                                 President - Corporate
                                                 Controller, AEFC, 1996-2000
------------------------------- ---------------- ------------------------------ ------------------------- ----------------
Paula R. Meyer                  President        Senior Vice President and
596 AXP Financial Center        since 2002       General Manager - Mutual
Minneapolis, MN 55474                            Funds, AEFC, since 2002;
Age 49                                           Vice President and Managing
                                                 Director - American Express
                                                 Funds, AEFC, 2000-2002; Vice
                                                 President, AEFC,  1998-2000
------------------------------- ---------------- ------------------------------ ------------------------- ----------------
Leslie L. Ogg                   Vice             President of Board Services
901 S. Marquette Ave.           President,       Corporation
Minneapolis, MN 55402           General
Age 65                          Counsel, and
                                Secretary
                                since 1978
------------------------------- ---------------- ------------------------------ ------------------------- ----------------


--------------------------------------------------------------------------------
23   --   AXP TAX-FREE MONEY SERIES, INC. -- AXP TAX-FREE MONEY FUND

Responsibilities of board with respect to Fund's management

The board initially approves an Investment Management Services Agreement and other contracts with American Express Financial Corporation (AEFC), one of AEFC's subsidiaries, and other service providers. Once the contracts are approved, the board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. In addition, the board oversees that processes are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest. Annually, the board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and AEFC's profitability in order to determine whether to continue existing contracts or negotiate new contracts.

Several committees facilitate its work


Executive Committee -- Acts for the board between meetings of the board. The committee held one meeting during the last fiscal year.

Joint Audit Committee -- Meets with the independent public accountant, internal auditors and corporate officers to review financial statements, reports, and compliance matters. Reports significant issues to the board and makes recommendations to the independent directors regarding the selection of the independent public accountant. The committee held four meetings during the last fiscal year.

Investment Review Committee -- Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the board. The committee held four meetings during the last fiscal year.

Board Effectiveness Committee -- Recommends to the board the size, structure and composition for the board; the compensation to be paid to members of the board; and a process for evaluating the board's performance. The committee also reviews candidates for board membership including candidates recommended by shareholders. To be considered, recommendations must include a curriculum vita and be mailed to the Chairman of the Board, American Express Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. The committee held three meetings during the last fiscal year.

Contracts Committee -- Receives and analyzes reports covering the level and quality of services provided under contracts with the Fund and advises the board regarding actions taken on these contracts during the annual review process. The committee held six meetings during the last fiscal year.


--------------------------------------------------------------------------------
24   --   AXP TAX-FREE MONEY SERIES, INC. -- AXP TAX-FREE MONEY FUND

BOARD MEMBERS' HOLDINGS

The following table shows the Fund Board Members' ownership of American Express Funds.


Dollar range of equity securities beneficially owned on Dec. 31, 2003

Based on net asset values as of Dec. 31, 2003

                                                    Aggregate dollar range of
                               Dollar range of      equity securities of all
                              equity securities      American Express Funds
                                 in the Fund        overseen by Board Member
                                    Range                     Range
Arne H. Carlson                     none                  over $100,000
Philip J. Carroll, Jr.*             none                      none
Livio D. DeSimone*                  none                  over $100,000
Barbara H. Fraser                   none                  over $100,000
Heinz F. Hutter                     none                  over $100,000
Anne P. Jones                       none                  over $100,000
Stephen R. Lewis, Jr.*              none                   $1-$10,000
Alan G. Quasha                      none                      none
Stephen W. Roszell              over $100,000             over $100,000
Alan K. Simpson                     none                $50,001-$100,000
Alison Taunton-Rigby                none                      none
William F. Truscott                 none                  over $100,000

* Three independent directors have deferred compensation and invested in share equivalents. As of Dec. 31, 2003, each owned:

   Phillip J. Carroll, Jr.   Global Technology            $10,001-$50,000
   Livio D. DeSimone         High Yield Bond Fund           $1-$10,000
                             Partners Small Cap Value       $1-$10,000
                             Small Cap Advantage            $1-$10,000
   Stephen R. Lewis, Jr.     Equity Select                  $1-$10,000
                             Diversified Equity Income      $1-$10,000


--------------------------------------------------------------------------------
25   --   AXP TAX-FREE MONEY SERIES, INC. -- AXP TAX-FREE MONEY FUND

COMPENSATION FOR BOARD MEMBERS


During the most recent fiscal year, the independent members of the Fund board, for attending up to 26 meetings, received the following compensation:

Compensation Table
                                                   Total cash compensation from
                                                    American Express Funds and
                                 Aggregate         Preferred Master Trust Group
Board member*           compensation from the Fund     paid to Board member
Philip J. Carroll, Jr.             $  433**                $ 35,300
Livio D. DeSimone                   1,106***                 93,708
Heinz F. Hutter                     1,056                   138,225
Anne P. Jones                       1,106                   142,675
Stephen R. Lewis, Jr.               1,256****               118,565
Alan G. Quasha                      1,050                   137,675
Alan K. Simpson                       950                   128,775
Alison Taunton-Rigby                1,200                   150,925


   * Arne H. Carlson, Chair of the Board, is compensated by Board Services Corporation.


  ** Includes the deferred compensation in the amount of $158 from the Fund.

 *** Includes the deferred compensation in the amount of $383 from the Fund.

**** Includes the deferred compensation in the amount of $320 from the Fund.


As of 30 days prior to the date of this SAI, the Fund's board members and officers as a group owned less than 1% of the outstanding shares of any class.


Independent Auditors


The financial statements contained in the Annual Report were audited by independent auditors, KPMG LLP, 4200 Wells Fargo Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent auditors also provide other accounting and tax-related services as requested by the Fund.

--------------------------------------------------------------------------------
26   --   AXP TAX-FREE MONEY SERIES, INC. -- AXP TAX-FREE MONEY FUND

Appendix

DESCRIPTION OF RATINGS


Standard & Poor's Long-Term Debt Ratings


A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

o Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

o    Nature of and provisions of the obligation.

o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Investment Grade

Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.
Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

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27   --   AXP TAX-FREE MONEY SERIES, INC. -- AXP TAX-FREE MONEY FUND

Moody's Long-Term Debt Ratings

Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa -- Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds that are rated Ba are judged to have speculative elements -- their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


Fitch's Long-Term Debt Ratings

Fitch's bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

Investment Grade

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.


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28   --   AXP TAX-FREE MONEY SERIES, INC. -- AXP TAX-FREE MONEY FUND

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Speculative Grade

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.


SHORT-TERM RATINGS

Standard & Poor's Commercial Paper Ratings

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.


Standard & Poor's Muni Bond and Note Ratings

An S&P municipal bond or note rating reflects the liquidity factors and market-access risks unique to these instruments. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.


Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3   Speculative capacity to pay principal and interest.


Municipal bond rating symbols and definitions are as follows:

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.


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29   --   AXP TAX-FREE MONEY SERIES, INC. -- AXP TAX-FREE MONEY FUND

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.


Moody's Short-Term Ratings

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

     Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics:
     (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

     Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     Issuers rated Not Prime do not fall within any of the Prime rating categories.

Moody's Short-Term Muni Bonds and Notes

Short-term municipal bonds and notes are rated by Moody's. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody's MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.


Fitch's Short-Term Ratings

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.


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30   --   AXP TAX-FREE MONEY SERIES, INC. -- AXP TAX-FREE MONEY FUND

                                                              S-6433-20 Y (2/04)

Investments in Securities

AXP Tax-Free Money Fund

Dec. 31, 2003

(Percentages represent value of investments compared to net assets)

Municipal notes (99.2%)(b,c,d)
Issue           Annualized                       Amount            Value(a)
               yield on date                   payable at
                of purchase                     maturity

Alabama (1.8%)
Montgomery Industrial Development Bonds
  C.P. Series 1990 (General Electric)
   04-08-04          1.00%                  $3,000,000           $3,000,000

Arizona (9.7%)
Phoenix Water System C.P. Series B
  (Dexia Credit Local)
   03-08-04          1.02                    3,000,000            3,000,000
   03-10-04          1.02                    3,000,000            3,000,000
   05-14-04          1.07                    2,400,000            2,400,000
Salt River Project Agricultural Improvement &
  Power District Electric System C.P. Series B
   02-19-04          0.99                    1,000,000            1,000,000
   03-09-04          1.00                    2,000,000            2,000,000
   03-09-04          1.03                    3,000,000            3,000,000
   03-10-04          1.03                    2,000,000            2,000,000
Total                                                            16,400,000

California (5.5%)
ABAG Finance Authority for Nonprofit
  Corporations Revenue Bonds Jewish
  Community Center of San Francisco
  V.R.D.N. Series 2002
  (Allied Irish Bank, Bank of New York)
   11-15-31          1.30                    4,300,000(e)         4,300,000
State R.A.N. Series 2003-04A
  (Bank of America, UBSAG, PNP Paribas)
   06-23-04          1.07                    5,000,000            5,022,023
Total                                                             9,322,023

Colorado (0.9%)
Moffat County Pollution Control Refunding
  Revenue Bonds PacifiCorp V.R.D.N. Series 1994
  (Bank One) AMBAC Insured
   05-01-13          1.30                    1,500,000(e)         1,500,000

District of Columbia (1.6%)
District of Columbia American Psychologist Association
  Revenue Bonds V.R.D.N. Series 2003
  (Bank of America)
   03-01-28          1.30                    2,770,000(e)         2,770,000

Florida (3.9%)
Jacksonville Electric Authority Refunding
  Revenue Bonds C.P. Series C-1
   01-16-04          0.94                    2,370,000            2,370,000
   02-13-04          0.94                    3,000,000            3,000,000
   02-19-04          0.99                      300,000              300,000
   03-11-04          1.03                    1,000,000            1,000,000
Total                                                             6,670,000

Illinois (6.5%)
Cook County Capital Improvement
  Unlimited General Obligation Bonds
  V.R.D.N. Series 2002B
   11-01-31          1.28                    5,000,000(e)         5,000,000
State Unlimited General Obligation Bonds
  Series 1999
   06-01-04          0.90                    1,000,000            1,017,110
State Unlimited General Obligation Bonds
  V.R.D.N. Series 2003B (Illinois)
   10-01-33          1.28                    5,000,000(e)         5,000,000
Total                                                            11,017,110

Indiana (3.5%)
Indianapolis Local Public Improvement Revenue Bonds
  Marion County Series 2003F
   01-08-04          0.92                    4,000,000            4,000,281
State Bond Bank Advance Funding Revenue Notes
  Series 2003A AMBAC Insured
   01-27-04          1.13                    2,000,000            2,001,267
Total                                                             6,001,548

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
7   --   AXP TAX-FREE MONEY FUND   --   2003 ANNUAL REPORT

Issue           Annualized                       Amount            Value(a)
               yield on date                   payable at
                of purchase                     maturity

Iowa (3.9%)
State School Cash Anticipation Revenue Notes
  Series 2003-04A FSA Insured
   06-18-04          0.86%                  $5,000,000           $5,026,325
State School Cash Anticipation Revenue Notes
  Series 2002-03B FSA Insured
   01-30-04          1.12                    1,500,000            1,501,379
Total                                                             6,527,704

Kentucky (4.2%)
Newport League of Cities Revenue Bonds
  V.R.D.N. Series 2002 (US Bank)
   04-01-32          1.30                    7,200,000(e)         7,200,000

Massachusetts (1.8%)
State C.P. Series D
   02-06-04          1.07                    3,000,000            3,000,000

Minnesota (4.2%)
Rochester Mayo C.P. Series 2000B
  (Mayo Foundation)
   03-02-04          1.05                    3,000,000            3,000,000
Southern Minnesota Municipal
  Power Authority C.P. Series B
   03-05-04          1.03                    2,000,000            2,000,000
University of Minnesota Revenue Bonds
  V.R.D.N. Series 1999A
  (Regents of the University of Minnesota)
   01-01-34          1.28                    2,195,000(e)         2,195,000
Total                                                             7,195,000

Mississippi (0.3%)
Jackson County Port Facilities Refunding
  Revenue Bonds Chevron USA
  V.R.D.N. Series 1993 (Chevron Texaco)
   06-01-23          1.30                      500,000(e)           500,000

Missouri (4.5%)
State Health & Educational Facilities Authority
  Revenue Bonds St. Louis University
  V.R.D.N. Series 1999B (Bank of America)
   10-01-24          1.37                    2,100,000(e)         2,100,000
State Health & Educational Facilities Authority
  Revenue Bonds V.R.D.N. Series 1996A
  (Washington University)
   09-01-30          1.28                    5,500,000(e)         5,500,000
Total                                                             7,600,000

Nebraska (1.8%)
State Public Power District Revenue Bonds
  Series A
   03-04-04          1.05                    3,000,000            3,000,000

New Hampshire (5.1%)
State Health & Educational Facilities Authority
  Revenue Bonds Brewster Academy
  V.R.D.N. Series 2001 (Allied Irish Bank)
   06-01-31          1.30                    8,670,000(e)         8,670,000

New Mexico (3.8%)
Farmington Pollution Control Refunding
  Revenue Bonds Arizona Public Service
  V.R.D.N. Series 1994B (Barclays Bank)
   09-01-24          1.30                    1,400,000(e)         1,400,000
State T.R.A.N. Series 2003
   06-30-04          0.88                    5,000,000            5,027,695
Total                                                             6,427,695

South Carolina (1.8%)
South Carolina Public Service Authority C.P.
   02-25-04          1.03                    3,000,000            3,000,000

Texas (12.5%)
Harris County Health Facilities
  Revenue Bonds V.R.D.N. Series 2002
  (Methodist Hospital)
   12-01-32          1.30                    2,400,000(e)         2,400,000
Houston General Obligation Notes C.P. Series A
   02-11-04          0.93                    2,400,000            2,400,000
Port Arthur Navigation District Refunding
  Revenue Bonds Texaco
  V.R.D.N. Series 1994 (Chevron Texaco)
   10-01-24          1.30                    2,800,000(e)         2,800,000
San Antonio Electric & Gas Systems
  C.P. Series A
   02-24-04          1.05                    2,500,000            2,500,000
San Antonio Water Sub Lien Refunding Revenue
  Bonds V.R.D.N. Series 2003B
  (J.P. Morgan Chase Bank) MBIA Insured
   05-15-33          1.15                    8,000,000(e)         8,000,000
State T.R.A.N. Series 2003
   08-31-04          1.15                    3,000,000            3,016,723
Total                                                            21,116,723

See accompanying notes to investments in securities.

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8   --   AXP TAX-FREE MONEY FUND   --   2003 ANNUAL REPORT

Issue           Annualized                       Amount            Value(a)
               yield on date                   payable at
                of purchase                     maturity

Utah (1.2%)
Intermountain Power Agency Power Supply
  Revenue Bonds Series 1985F
  AMBAC Insured
   06-01-04          1.04%                  $2,000,000(f)        $2,000,000

Vermont (4.4%)
State Health & Education Buildings
  Finance Agency Revenue Bonds
  Fletcher Allen Health Care V.R.D.N. Series 2000B
  (J.P. Morgan Chase Bank) AMBAC Insured
   12-01-30          1.15                    7,500,000(e)         7,500,000

Virginia (8.3%)
Chesapeake Hospital Authority Revenue Bonds
  Chesapeake General Hospital
  V.R.D.N. Series 2001A (SunTrust Bank)
   07-01-31          1.15                    8,000,000(e)         8,000,000
Williamsburg Industrial Development Authority
  Revenue Bonds Colonial Williamsburg Foundation
  V.R.D.N. Series 2000 (Wachovia Bank)
   11-01-35          1.25                    6,000,000(e)         6,000,000
Total                                                            14,000,000

Washington (4.0%)
State Higher Education Facilities Authority
  Revenue Bonds Seattle Pacific University
  V.R.D.N. Series 2000B (Bank of America)
   10-01-30          1.25                    6,800,000(e)         6,800,000

Wisconsin (4.0%)
Milwaukee County Revenue Bonds
  Milwaukee Public Museum
  V.R.D.N. Series 2000 (Bank One)
   04-01-35          1.20                    1,200,000(e)         1,200,000
Milwaukee Redevelopment Authority Revenue Bonds
  La Causa V.R.D.N. Series 2000 (Firststar Bank)
   12-01-20          1.15                    3,650,000(e)         3,650,000
State Operating Revenue Notes Series 2003
   06-15-04          1.16                    2,000,000            2,009,899
Total                                                             6,859,899

Total investments in securities
(Cost: $168,077,702)(g)
$168,077,702

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  The following abbreviations may be used in the portfolio descriptions:

     B.A.N.     --   Bond Anticipation Note

     C.P.       --   Commercial Paper

     R.A.N.     --   Revenue Anticipation Note

     T.A.N.     --   Tax Anticipation Note

     T.R.A.N.   --   Tax & Revenue Anticipation Note

     V.R.D.N.   --   Variable Rate Demand Note

(c) Parentheses may be used to indicate that the Fund is entitled to receive principal and interest from the specified party after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(d) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     AMBAC      --   American Municipal Bond Association Corporation

     FGIC       --   Financial Guaranty Insurance Company

     FSA        --   Financial Security Assurance

     MBIA       --   MBIA Insurance Corporation

(e) Interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2003.

(f) The Fund is entitled to receive principal and interest from Landesbank Hessen-Thuringen Giozentrale. This is a semiannual put bond. The date disclosed represents the mandatory put date.

(g) Also represents the cost of securities for federal income tax purposes at Dec. 31, 2003.

--------------------------------------------------------------------------------
9   --   AXP TAX-FREE MONEY FUND   --   2003 ANNUAL REPORT

Financial Statements

Statement of assets and liabilities
AXP Tax-Free Money Fund

Dec. 31, 2003
Assets
Investments in securities, at value (Note 1)
   (identified cost $168,077,702)                                $168,077,702
Cash in bank on demand deposit                                        955,880
Capital shares receivable                                                 350
Accrued interest receivable                                           400,822
Receivable for investment securities sold                             105,096
                                                                      -------
Total assets                                                      169,539,850
                                                                  -----------
Liabilities
Dividends payable to shareholders                                       2,268
Accrued investment management services fee                              1,670
Accrued distribution fee                                                  464
Accrued transfer agency fee                                               458
Accrued administrative services fee                                       139
Other accrued expenses                                                 64,924
                                                                       ------
Total liabilities                                                      69,923
                                                                       ------
Net assets applicable to outstanding capital stock               $169,469,927
                                                                 ============
Represented by
Capital stock -- $.01 par value (Note 1)                         $  1,694,936
Additional paid-in capital                                        167,793,489
Accumulated net realized gain (loss) (Note 5)                         (18,498)
                                                                      -------
Total -- representing net assets applicable
  to outstanding capital stock                                   $169,469,927
                                                                 ============
Shares outstanding                                                169,493,600
                                                                  -----------
Net asset value per share of outstanding capital stock           $       1.00
                                                                 ------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
10   --   AXP TAX-FREE MONEY FUND   --   2003 ANNUAL REPORT

Statement of operations
AXP Tax-Free Money Fund

Year ended Dec. 31, 2003
Investment income
Income:
Interest                                                           $2,030,693
                                                                   ----------
Expenses (Note 2):
Investment management services fee                                    678,981
Distribution fee                                                      188,606
Transfer agency fee                                                   179,099
Administrative services fees and expenses                              60,338
Compensation of board members                                           8,158
Custodian fees                                                         28,474
Printing and postage                                                   85,060
Registration fees                                                      75,593
Audit fees                                                             22,500
Other                                                                   4,023
                                                                        -----
Total expenses                                                      1,330,832
   Earnings credits on cash balances (Note 2)                          (5,428)
                                                                       ------
Total net expenses                                                  1,325,404
                                                                    ---------
Investment income (loss) -- net                                       705,289
                                                                      -------
Net increase (decrease) in net assets resulting
  from operations                                                 $   705,289
                                                                  ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
11   --   AXP TAX-FREE MONEY FUND   --   2003 ANNUAL REPORT

Statements of changes in net assets
AXP Tax-Free Money Fund

Year ended Dec. 31,                                                                   2003                       2002
Operations and distributions
Investment income (loss) -- net                                                 $     705,289              $   1,794,118
Net realized gain (loss) on security transactions                                          --                    (18,331)
                                                                                      -------                  ---------
Net increase (decrease) in net assets resulting from operations                       705,289                  1,775,787
                                                                                      -------                  ---------
Distributions to shareholders from:
   Net investment income                                                             (705,289)                (1,794,164)
                                                                                     --------                 ----------
Capital share transactions at constant $1 net asset value
Proceeds from sales of shares                                                     233,230,786                360,335,282
Net asset value of shares issued in reinvestment of distributions                     739,575                  1,772,804
Payments for redemptions of shares                                               (271,971,695)              (361,718,572)
                                                                                 ------------               ------------
Increase (decrease) in net assets from capital share transactions                 (38,001,334)                   389,514
                                                                                  -----------                    -------
Total increase (decrease) in net assets                                           (38,001,334)                   371,137
Net assets at beginning of year                                                   207,471,261                207,100,124
                                                                                  -----------                -----------
Net assets at end of year                                                       $ 169,469,927              $ 207,471,261
                                                                                =============              =============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
12   --   AXP TAX-FREE MONEY FUND   --   2003 ANNUAL REPORT

Notes to Financial Statements

AXP Tax-Free Money Fund

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of AXP Tax-Free Money Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) (the 1940 Act), as a diversified, open-end management investment company. AXP Tax-Free Money Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund invests primarily in short-term bonds and notes issued by or on behalf of state or local governmental units.

The Fund's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities

Pursuant to Rule 2a-7 of the 1940 Act, all securities are valued daily at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1 per share.

Federal taxes

The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

The tax character of distributions paid for the years indicated is as follows:

Year ended Dec. 31,                                     2003           2002

Distributions paid from:
  Ordinary income -- tax-exempt
  interest distributions*                             $705,289     $1,794,164
  Long-term capital gain                                    --             --

As of Dec. 31, 2003, the components of distributable earnings on a tax basis are as follows:

Undistributed tax-exempt income                                      $  2,268
Accumulated gain (loss)                                              $(18,498)
Unrealized appreciation (depreciation)                               $     --

* Tax-exempt interest distributions were 100% for the years ended 2003 and 2002.

--------------------------------------------------------------------------------
13   --   AXP TAX-FREE MONEY FUND   --   2003 ANNUAL REPORT

Dividends to shareholders

Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash.

Other

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium and discount, is recognized daily.

2. EXPENSES

The Fund has agreements with American Express Financial Corporation (AEFC) to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.36% to 0.25% annually.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.03% to 0.02% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other American Express mutual funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee of $22 per shareholder account for this service.

In addition, AECSC is entitled to charge an annual closed-account fee of $5 per inactive account, charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system generally within one year. However, the closed account fee is currently not effective.

Under terms of a prior agreement that ended April 30, 2003, the Fund paid a transfer agency fee at annual rate of $24 per shareholder account.

Effective Jan. 1, 2003, the Fund has an agreement with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate up to 0.10% of the Fund's average daily net assets.

During the year ended Dec. 31, 2003, the Fund's custodian and transfer agency fees were reduced by $5,428 as a result of earnings credits from overnight cash balances.

--------------------------------------------------------------------------------
14   --   AXP TAX-FREE MONEY FUND   --   2003 ANNUAL REPORT

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities aggregated $541,322,011 and $580,465,000 respectively, for the year ended Dec. 31, 2003. Realized gains and losses, if any, are determined on an identified cost basis.

4. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by Deutsche Bank, whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the LIBOR plus 0.50%, the IBOR plus 0.50% or the higher of the Federal Funds Rate plus 0.25% and the Prime Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.09% per annum. The Fund had no borrowings outstanding during the year ended Dec. 31, 2003.

5. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund has a capital loss carry-over of $18,498 as of Dec. 31, 2003 that will expire in 2008 and 2010 if not offset by capital gains. It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expired.

6. FINANCIAL HIGHLIGHTS

The table below shows certain important financial information for evaluating the Fund's results.

Per share income and capital changes(a)
Fiscal period ended Dec. 31,                                           2003     2002       2001       2000      1999
Net asset value, beginning of period                                  $1.00    $1.00      $1.00      $1.00     $1.00
Income from investment operations:
Net investment income (loss)                                             --      .01        .02        .03       .03
Less distributions:
Dividends from net investment income                                     --     (.01)      (.02)      (.03)     (.03)
Net asset value, end of period                                        $1.00    $1.00      $1.00      $1.00     $1.00

Ratios/supplemental data
Net assets, end of period (in millions)                                $169     $207       $207       $227      $206
Ratio of expenses to average daily net assets(b)                       .71%     .59%       .59%       .59%      .59%
Ratio of net investment income (loss) to average daily net assets      .37%     .89%      2.17%      3.45%     2.64%
Total return                                                           .37%     .89%      2.21%      3.50%     2.68%

Notes to financial highlights

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

--------------------------------------------------------------------------------
15   --   AXP TAX-FREE MONEY FUND   --   2003 ANNUAL REPORT

Independent Auditors' Report

THE BOARD AND SHAREHOLDERS

AXP TAX-FREE MONEY SERIES, INC.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of AXP Tax-Free Money Fund (a series of AXP Tax-Free Money Series, Inc.) as of December 31, 2003, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended December 31, 2003, and the financial highlights for each of the years in the five-year period ended December 31, 2003. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AXP Tax-Free Money Fund, as of December 31, 2003, and the results of its operations, changes in its net assets, and the financial highlights for each of the periods stated in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Minneapolis, Minnesota

February 13, 2004

--------------------------------------------------------------------------------
16   --   AXP TAX-FREE MONEY FUND   --   2003 ANNUAL REPORT

PART C. OTHER INFORMATION

Item 23. Exhibits.

(a)(1)    Articles  of   Incorporation   as  amended  October  17,  1988,  filed
          electronically as Exhibit 1 to Post-Effective Amendment No. 14 to Registration Statement No. 2-66868, are incorporated by reference.

(a)(2) Articles of Amendment dated June 16, 1999, filed electronically as exhibit (a)(2) to Registrant's Post-Effective Amendment No. 34 to Registration Statement No. 2-66868 filed on or about Feb. 29, 2000 is incorporated by reference.

(a)(3) Articles of Amendment dated November 14, 2002, filed electronically as exhibit (a)(3) to Registrant's Post-Effective Amendment No. 37 to Registration Statement No. 2-66868 filed on or about Dec. 20, 2002 is incorporated by reference.

(b) By-laws as amended January 11, 2001, filed electronically as Exhibit 2 to Post-Effective Amendment No. 35 to Registration Statement No. 2-66868, are incorporated by reference.

(c) Stock certificate, filed as Exhibit 4 to Registrant's Registration Statement No. 2-66868, is incorporated by reference.

(d)(1) Investment Management Services Agreement between Registrant and American Express Financial Corporation dated July 1, 1999, filed electronically as exhibit (d) to Registrant's Post-Effective Amendment No. 34 to Registration Statement No. 2-66868, filed on or about Feb. 29, 2000, is incorporated by reference.

(d)(2) Amendment to Investment Management and Services Agreement between Registrant and American Express Financial Corporation dated June 3, 2002, filed electronically as exhibit (d)(2) to Registrant's Post-Effective Amendment No. 37 to Registration Statement No. 2-66868 filed on or about Dec. 20, 2002 is incorporated by reference.

(e) Distribution Agreement between Registrant and American Express Financial Advisors Inc. dated July 8, 1999, filed electronically as exhibit (e) to Registrant's Post-Effective Amendment No. 34 to Registration Statement No. 2-66868, filed on or about Feb. 29, 2000, is incorporated by reference.

(f) All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

(g) Custodian Agreement between Registrant and First National Bank of Minneapolis, dated November 1, 1988, filed electronically as Exhibit 8 to Registrant's Post-Effective Amendment No. 29, is incorporated by reference.

(h)(1) Administrative Services Agreement between Registrant and American Express Financial Corporation dated March 20, 1995, filed electronically as Exhibit 9(d) to Registrant's Post-Effective Amendment No. 29, is incorporated by reference.

(h)(2) Amendment to Administrative Services Agreement between Registrant and American Express Financial Corporation dated June 3, 2002, filed
          electronically  as  exhibit  (h)(2)  to  Registrant's   Post-Effective
          Amendment No. 37 to Registration Statement No. 2-66868 filed on or about Dec. 20, 2002 is incorporated by reference.

(h)(3) License Agreement, dated January 25, 1988, between the Registrant and IDS Financial Corporation, filed electronically as Exhibit 9(c) to Post-Effective Amendment No. 16 to Registration Statement No. 2-66868, is incorporated herein by reference.

(h)(4)    Plan  and   Agreement  of  Merger,   dated  April  10,   1986,   filed
          electronically as Exhibit 9(a) to Post-Effective Amendment No. 14 to Registration Statement No. 2-66868, is incorporated by reference.

(h)(5) License Agreement, dated June 17, 1999, between American Express Funds and American Express Company, filed electronically on or about
          September 23, 1999 as Exhibit (h)(4) to AXP Stock Fund, Inc.'s Post-Effective Amendment No. 98 to Registration Statement No. 2-11358, is incorporated by reference.

(h)(6) Transfer Agency Agreement, dated May 1, 2003, between the Registrant and American Express Client Service Corporation is filed electronically herewith.

(i) Opinion and consent of counsel as to the legality of the securities being registered is filed electronically herewith.

(j)       Independent Auditors' Consent is filed electronically herewith.

(k)       Omitted Financial Statements:      Not Applicable.

(l)       Initial Capital Agreements:        Not Applicable.

(m) Plan and Agreement of Distribution between Registrant on behalf of AXP Tax-Free Money Fund and American Express Financial Advisors Inc., dated January 1, 2003, filed electronically as Exhibit (m) to Registrant's Post-Effective Amendment No. 38 to Registration Statement No. 2-66868, is incorporated by reference.

(n)       18f-3 Plan. Not applicable.

(o)       Reserved.

(p)(1) Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about March 30, 2000 as Exhibit (p)(1) to AXP Market Advantage Series, Inc.'s Post-Effective Amendment No. 24 to Registration Statement No. 33-30770, is incorporated by reference.

(p)(2) Code of Ethics adopted under Rule 17j-1 for Registrant's investment advisor and principal underwriter, dated Jan. 2, 2004, filed electronically on or about Jan. 12, 2004 as Exhibit (p)(2) to AXP Discovery Series, Inc.'s Post-Effective Amendment No. 47 to Registration Statement No. 2-72174 is incorporated by reference.

(q)(1) Directors' Power of Attorney to sign amendments to this Registration Statement dated January 7, 2004, is filed electronically herewith.

(q)(2)    Officers'  Power of Attorney to sign  amendments to this  Registration
          Statement  dated Jan. 9, 2002, filed  electronically  as Exhbit
          (q)(2) to Registrant's Post-Effective Amendment No. 36 to Registration Statement No. 2-66868, filed on or about March 1, 2002 is incorporated by reference.

(q)(3) Officers' Power of Attorney to sign amendments to this Registration Statement dated Sept. 17, 2002, filed electronically as Exhbit (q)(3) to Registrant's Post-Effective Amendment No. 37 to Registration Statement No. 2-66868, filed on or about December 20, 2002, is incorporated by reference.

(q)(4) Form of Directors/Trustees Power of Attorney to sign amendments to this Registration Statement filed electronically as Exhibit (o)(3) to Registrant's Post-Effective Amendment No. 33, is incorporated by reference.

(q)(5) Form of Officers Power of Attorney to sign amendments to this Registration Statement filed electronically as Exhibit (o)(4) to Registrant's Post-Effective Amendment No. 33, is incorporated by reference.

Item 24.  Persons Controlled by or Under Common Control with Registrant

          None

Item 25.  Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.


Item 26.          Business and Other Connections of Investment Adviser (American Express Financial Corporation)

Directors and officers of American Express Financial Corporation who are directors and/or officers of one or more other companies:

Name and Title                      Other company(s)                  Address*                Title within other
                                                                                                   company(s)
-------------------------       -----------------------      -------------------------    -----------------------
Ruediger Adolf                  American Express Financial                                Senior Vice President
Senior Vice President           Advisors Inc.

Gumer C. Alvero                 American Centurion Life      20 Madison Ave. Extension    Director and Vice President - Annuities
Vice President - General        Assurance Company            P.O. Box 5555
Manager Annuities                                            Albany, NY  12205-0555

                                American Enterprise Life                                  Director, Chairman of the Board and
                                Insurance Company                                         Executive Vice President - Annuities

                                American Express Financial                                Vice President - General Manager
                                Advisors Inc.                                             Annuities

                                American Express Insurance                                Director and Vice President
                                Agency of Alabama Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Maryland Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of New Mexico Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Wyoming Inc.

                                American Partners Life       1751 AXP Financial Center    Director, President
                                Insurance Company            Minneapolis MN  55474        and Chief Executive Officer

                                IDS Life Insurance Company                                Director and Executive Vice President -
                                                                                          Annuities

                                IDS Life Insurance Company   P.O. Box 5144                Director and Vice President - Annuities
                                of New York                  Albany, NY  12205

                                IDS Life Series Fund, Inc.                                Director and Chairman of the Board

                                IDS Life Variable Annuity                                 Manager and Chairman of the Board
                                Funds A & B

Ward D. Armstrong               American Express Financial                                Senior Vice President -
Senior Vice President -         Advisors Inc.                                             Retirement Services and Asset
Retirement Services                                                                       Management
and Asset Management
                                American Express Asset                                    Director and President
                                Management Group Inc.

                                American Express Trust                                    Director and Chairman of
                                Company                                                   the Board

                                Kenwood Capital Management LLC                            Manager

                                Northwinds Marketing                                      Manager
                                Group LLC

John M. Baker                   American Express Financial                                Vice President - Plan
Vice President - Plan Sponsor   Advisors Inc.                                             Sponsor Services
Services
                                American Express Asset                                    Vice President
                                Management Group Inc.

                                American Express Trust                                    Director and Senior Vice President
                                Company

Dudley Barksdale                American Express Financial                                Vice President - Service
Vice President - Service        Advisors Inc.                                             Development
Development

Timothy V. Bechtold             American Centurion Life      20 Madison Ave. Extension    Director, President and Chief
Vice President -                Assurance Company            P.O. Box 5555                Executive Officer
Insurance Products                                           Albany, NY  12205-0555

                                American Express Financial                                Vice President - Insurance
                                Advisors Inc.                                             Products

                                American Express Insurance                                Director, President and Chief
                                Agency of Alabama Inc.                                    Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Arizona Inc.                                    Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Idaho Inc.                                      Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Maryland Inc.                                   Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Massachusetts Inc.                              Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Nevada Inc.                                     Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of New Mexico Inc.                                 Executive Officer

                                American Express Insurance                                Director and President and Chief
                                Agency of Oklahoma Inc.                                   Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Wyoming Inc.                                    Executive Officer

                                American Partners Life                                    Director and Chairman of the Board
                                Insurance Company                                         and Vice President-Insurance Products

                                IDS Life Insurance Company                                Director and President

                                IDS Life Insurance Company   P.O. Box 5144                Director, President and Chief
                                of New York                  Albany, NY 12205             Executive Officer

                                IDS Life Series Fund, Inc.                                Director, President and Chief
                                                                                          Executive Officer

                                IDS Life Variable Annuity                                 Manager, President and Chief
                                Funds A & B                                               Executive Officer

                                IDS REO 1, LLC                                            President

                                IDS REO 2, LLC                                            President

Arthur H. Berman                American Express                                          Senior Vice President and
Senior Vice President and       Financial Advisors Inc.                                   Chief Financial Officer
Chief Financial Officer
                                American Express                                          Director
                                Trust Company

                                American Partners Life                                    Director, Vice President - Finance
                                Insurance Company

                                IDS Life Insurance                                        Director, Executive Vice
                                Company                                                   President - Finance

Walter S. Berman                Advisory Capital Partners LLC                             Treasurer
Director, Senior Vice President
and Treasurer                   Advisory Capital Strategies                               Treasurer
                                Group Inc.

                                Advisory Convertible Arbitrage LLC                        Treasurer

                                Advisory Credit Opportunities                             Treasurer
                                GP LLC

                                Advisory Quantitative                                     Treasurer
                                Equity (General Partner) LLC

                                Advisory Select LLC                                       Treasurer

                                American Centurion Life                                   Treasurer
                                Assurance Company

                                American Enterprise Life                                  Vice President and Treasurer
                                Insurance Company

                                American Enterprise REO 1, LLC                            Treasurer

                                American Express Asset Management                         Vice President and Treasurer
                                Group, Inc.

                                American Express Asset Management                         Treasurer
                                International, Inc.

                                American Express                                          Director and Treasurer
                                Certificate Company

                                American Express Client                                   Treasurer
                                Service Corporation

                                American Express Corporation                              Treasurer

                                American Express Financial                                Director, Senior Vice President
                                Advisors Inc.

                                American Express Financial                                Vice President and Treasurer
                                Advisors Japan Inc.

                                American Express Insurance                                Treasurer
                                Agency of Alabama Inc.

                                American Express Insurance                                Treasurer
                                Agency of Arizona Inc.

                                American Express Insurance                                Treasurer
                                Agency of Idaho Inc.

                                American Express Insurance                                Treasurer
                                Agency of Maryland Inc.

                                American Express Insurance                                Treasurer
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Treasurer
                                Agency of Nevada Inc.

                                American Express Insurance                                Treasurer
                                Agency of New Mexico Inc.

                                American Express Insurance                                Treasurer
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Treasurer
                                Agency of Wyoming Inc.

                                American Partners Life                                    Vice President and Treasurer
                                Insurance Company

                                American Express Property                                 Treasurer
                                Casualty Insurance Agency

                                American Express Property                                 Treasurer
                                Casualty Insurance Agency
                                of Kentucky, Inc.

                                American Express Property                                 Treasurer
                                Casualty Insurance Agency
                                of Maryland, Inc.

                                American Express Property                                 Treasurer
                                Casualty Insurance Agency
                                of Pennsylvania, Inc.

                                American Express Personal                                 Treasurer
                                Trust Services, FSB

                                AMEX Assurance Company                                    Treasurer

                                IDS Cable Corporation                                     Treasurer

                                IDS Cable II Corporation                                  Treasurer

                                IDS Capital Holdings Inc.                                 Treasurer

                                IDS Life Insurance Company                                Vice President and Treasurer

                                IDS Life Insurance Company                                Vice President and Treasurer
                                of New York

                                IDS Management Corporation                                Treasurer

                                IDS Partnership Services                                  Treasurer
                                Corporation

                                IDS Property Casualty                                     Treasurer
                                Insurance Company

                                IDS Realty Corporation                                    Treasurer

                                IDS REO 1, LLC                                            Treasurer

                                IDS REO 2, LLC                                            Treasurer

                                Investors Syndicate                                       Vice President and Treasurer
                                Development Corp.

Robert C. Bloomer               American Express                                          Vice President - Technologies III
Vice President -                Financial Advisors Inc.
Technologies III

Leslie H. Bodell                American Express                                          Vice President - Technologies I
Vice President -                Financial Advisors Inc.
Technologies I

Kenneth I. Chenault             American Express Company     World Financial Center       Chairman and Chief
Director                                                     200 Vesey Street             Operating Officer
                                                             New York, NY  10285

Kenneth J. Ciak                 AMEX Assurance Company                                    Director, President and Chief
Vice President and General                                                                Executive Officer
Manager - IDS Property
Casualty                        American Express Financial                                Vice President and General
                                Advisors Inc.                                             Manager - IDS Property
                                                                                          Casualty

                                American Express Property                                 Director, President and Chief
                                Casualty Insurance Agency                                 Executive Officer
                                of Kentucky Inc.

                                American Express Property                                 Director, President and Chief
                                Casualty Insurance Agency                                 Executive Officer
                                of Maryland Inc.

                                American Express Property                                 Director, President and Chief
                                Casualty Insurance Agency                                 Executive Officer
                                of Pennsylvania Inc.

                                IDS Property Casualty        1 WEG Blvd.                  Director, President and Chief
                                Insurance Company            DePere, WI 54115             Executive Officer

Paul A. Connolly                American Express Financial                                Vice President - Retail Distribution
Vice President - Retail         Advisors Inc.                                             Services
Distribution Services

James M. Cracchiolo             American Express Financial                                Director, Chairman of the Board,
Director, Chairman of           Advisors Inc.                                             President and Chief Executive Officer
the Board, President and
Chief Executive Officer

Colleen Curran                  American Express Financial                                Vice President and
Vice President and Assistant    Advisors Inc.                                             Assistant General Counsel
General Counsel

Luz Maria Davis                 American Express Financial                                Vice President - AEFA
Vice President - AEFA           Advisors Inc.                                             Communications
Communications

William V. Elliott              American Express Financial                                Vice President - Financial
Vice President - Financial      Advisors Inc.                                             Planning and Advice
Planning and Advice

Benjamin R. Field               American Express                                          Vice President - Finance Education &
Vice President - Finance        Financial Advisors Inc.                                   Planning Services
Education & Planning
Services

Giunero Floro                   American Express                                          Vice President - Creative Services
Vice President - Creative       Financial Advisors Inc.
Services

Terrence J. Flynn               American Express                                          Vice President - Brokerage Clearing
Vice President - Brokerage      Financial Advisors Inc.                                   Operations
Clearing Operations
                                American Enterprise                                       Senior Vice President
                                Investment Services Inc.

Jeffery P. Fox                  American Express                                          Vice President - Investment Accounting
Vice President -                Financial Advisors Inc.
Investment Accounting
                                IDS Life Series, Inc.                                     Chief Financial Officer

                                IDS Life Variable Annuity                                 Chief Financial Officer
                                Funds A & B

Barbara H. Fraser               American Express Financial                                Executive Vice President - AEFA Products
Executive Vice                  Advisors Inc.                                             and Corporate Marketing
President - Chief
Marketing Officer               IDS Life Insurance Company                                Director, Chairman of the Board and
                                                                                          Chief Executive Officer

Gordon M. Fines                 American Express Asset                                    Senior Vice President -
Vice President - Senior         Management Group Inc.                                     Growth Spectrum
Portfolio Manager I
                                American Express Financial                                Vice President - Senior
                                Advisors Inc.                                             Portfolio Manager I

Peter A. Gallus                 American Express Financial                                Vice President -
Vice President - Investment     Advisors Inc.                                             Investment Administration
Administration
                                Kenwood Capital Management LLC                            Manager

                                IDS Capital Holdings Inc.                                 Vice President and Controller

Steve Guida                     American Enterprise                                       Vice President
Vice President - New            Investment Services Inc.
Business and Service
                                American Express Financial                                Vice President - New
                                Advisors Inc.                                             Business and Service

Teresa A. Hanratty              American Express Financial                                Senior Vice
Senior Vice                     Advisors Inc.                                             President - Field Management
President - Field Management

Lorraine R. Hart                AMEX Assurance Company                                    Vice President -
Vice President - Investment                                                               Investments
Administration Officer
                                American Centurion Life      20 Madison Ave. Extension    Vice President -  Investments
                                Assurance Company            P.O. Box 5555
                                                             Albany, NY  12205-0555

                                American Enterprise Life     829 AXP Financial Center     Vice President -  Investments
                                Insurance Company            Minneapolis, MN  55474

                                American Enterprise          829 AXP Financial Center     Vice President
                                REO 1, LLC                   Minneapolis, MN  55474

                                American Express                                          Vice President -  Investments
                                Certificate Company

                                American Express                                          Director, President and Chief
                                Corporation                                               Executive Officer

                                American Express International                            Vice President - Investments
                                Deposit Company

                                American Express Financial                                Vice President - Investment
                                Advisors Inc.                                             Administration Officer

                                American Partners Life       1751 AXP Financial Center    Director and Vice
                                Insurance Company            Minneapolis, MN  55474       President - Investments

                                IDS Life Insurance Company                                Vice President - Investments

                                IDS Life Insurance Company   P.O. Box 5144                Vice President - Investments
                                of New York                  Albany, NY 12205

                                IDS Life Series Fund, Inc.                                Vice President - Investments

                                IDS Life Variable Annuity                                 Vice President - Investments
                                Funds A and B

                                IDS Property Casualty        1 WEG Blvd.                  Vice President - Investment Officer
                                Insurance Company            DePere, WI 54115

                                IDS REO 1, LLC                                            Vice President

                                IDS REO 2, LLC                                            Vice President

                                Investors Syndicate                                       Director and Vice
                                Development Corp.                                         President - Investments

Janis K. Heaney                 American Express Financial                                Vice President - Incentive
Vice President - Incentive      Advisors Inc.                                             Management
Management

Brian M. Heath                  American Express Financial                                Senior Vice President and
Senior Vice President           Advisors Inc.                                             General Sales Manager
and General Sales Manager

Henry Heitman                   American Express Financial                                Vice President - Brokerage
Vice President - Brokerage      Advisors Inc.                                             Product Development
Product Development

Carol A. Holton                 American Centurion Life      20 Madison Ave. Extension    Director, Vice President - Third
Vice President - Third Party    Assurance Company            Albany, NY 12205-0555        Party Distribution
Distribution
                                American Enterprise Life     829 AXP Financial Center     Director, President and
                                Insurance Company            Minneapolis, MN  55474       Chief Executive Officer

                                American Enterprise          829 AXP Financial Center     President
                                REO 1, LLC                   Minneapolis, MN  55474

                                American Express Financial                                Vice President - Third
                                Advisors Inc.                                             Party Distribution

                                IDS Life Insurance Company   20 Madison Ave. Extension    Director
                                of New York                  P.O. Box 5555
                                                             Albany, NY  12205-0555

Debra A. Hutchinson             American Express Financial                                Vice President - Technologies I
Vice President -                Advisors Inc.
Technologies I

James M. Jensen                 American Express Financial                                Vice President - Advice
Vice President - Advice and     Advisors Inc.                                             and Retail Distribution
Retail Distribution Group,                                                                Group Product,
Product, Compensation and                                                                 Compensation and Field
Field Administration                                                                      Administration

                                American Express Insurance                                Director, Vice President
                                Agency of Alabama Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Maryland Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of New Mexico Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Texas Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Wyoming Inc.

Nancy E. Jones                  American Express Financial                                Vice President - Interactive
Vice President - Interactive    Advisors Inc.                                             Business Strategy
Business Strategy

William A. Jones                American Express                                          Vice President - Technologies III
Vice President -                Financial Advisors Inc.
Technologies III

John C. Junek                   American Express Financial                                Senior Vice President and
Senior Vice President           Advisors Inc.                                             General Counsel
and General Counsel

Ora J. Kaine                    American Express Financial                                Vice President - Retail
Vice President - Retail         Advisors Inc.                                             Distribution Services and
Distribution Services and                                                                 Chief of Staff
Chief of Staff

Theresa A. Kaminski             American Express Financial                                Vice President - Compliance
Vice President -                Advisors Inc.
Compliance

Michelle M. Keeley              AMEX Assurance Company                                    Vice President-Investments
Senior Vice President -
Fixed Income                    American Centurion Life                                   Vice President-Investments
                                Assurance Company

                                American Enterprise Life                                  Vice President-Investments
                                Insurance Company

                                American Express                                          Director
                                Asset Management
                                Group, Inc.

                                American Express                                          Vice President-Investments
                                Certificate Company

                                American Express Financial                                Senior Vice President-Fixed Income
                                Advisors Inc.

                                American Partners Life                                    Vice President-Investments
                                Insurance Company

                                IDS Life Insurance Company                                Vice President-Investments

                                IDS Life Insurance Company                                Vice President-Investments
                                of New York

Claire Kolmodin                 American Express Financial                                Vice President - Strategic
Vice President - Strategic      Advisors Inc.                                             Initiatives
Initiatives

Christopher J. Kopka            Advisory Capital Partners LLC                             Money Laundering
                                                                                          Prevention Officer

                                Advisory Capital Strategies                               Money Laundering
                                Group Inc.                                                Prevention Officer

                                Advisory Convertible Arbitrage LLC                        Money Laundering
                                                                                          Prevention Officer

                                Advisory Credit Opportunities                             Money Laundering
                                GP LLC                                                    Prevention Officer

                                Advisory Quantitative                                     Money Laundering
                                Equity (General Partner) LLC                              Prevention Officer

                                Advisory Select LLC                                       Money Laundering
                                                                                          Prevention Officer

                                American Enterprise                                       Money Laundering
                                Investment Services, Inc.                                 Prevention Officer

                                American Enterprise Life                                  Money Laundering
                                Insurance Company                                         Prevention Officer

                                American Enterprise                                       Money Laundering
                                REO 1, LLC                                                Prevention Officer

                                American Express Asset Management                         Money Laundering
                                Group, Inc.                                               Prevention Officer

                                American Express Asset Management                         Money Laundering
                                International, Inc.                                       Prevention Officer

                                American Express                                          Money Laundering
                                Certificate Company                                       Prevention Officer

                                American Express Client                                   Money Laundering
                                Service Corporation                                       Prevention Officer

                                American Express Corporation                              Money Laundering
                                                                                          Prevention Officer

                                American Express Financial                                Money Laundering
                                Advisors Inc.                                             Prevention Officer

                                American Express Financial                                Money Laundering
                                Advisors Japan Inc.                                       Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Alabama Inc.                                    Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Arizona Inc.                                    Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Idaho Inc.                                      Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Maryland Inc.                                   Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Massachusetts Inc.                              Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Nevada Inc.                                     Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of New Mexico Inc.                                 Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Oklahoma Inc.                                   Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Texas Inc.                                      Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Wyoming Inc.                                    Prevention Officer

                                American Express Property                                 Money Laundering
                                Casualty Insurance Agency                                 Prevention Officer

                                American Express Property                                 Money Laundering
                                Casualty Insurance Agency                                 Prevention Officer
                                of Kentucky, Inc.

                                American Express Property                                 Money Laundering
                                Casualty Insurance Agency                                 Prevention Officer
                                of Maryland, Inc.

                                American Express Property                                 Money Laundering
                                Casualty Insurance Agency                                 Prevention Officer
                                of Mississippi, Inc.

                                American Express Property                                 Money Laundering
                                Casualty Insurance Agency                                 Prevention Officer
                                of Pennsylvania, Inc.

                                American Express Trust Company                            Money Laundering
                                                                                          Prevention Officer

                                American Partners Life                                    Money Laundering
                                Insurance Company                                         Prevention Officer

                                AMEX Assurance Company                                    Money Laundering
                                                                                          Prevention Officer

                                Boston Equity General                                     Money Laundering
                                Partner LLC                                               Prevention Officer

                                IDS Cable Corporation                                     Money Laundering
                                                                                          Prevention Officer

                                IDS Cable II Corporation                                  Money Laundering
                                                                                          Prevention Officer

                                IDS Capital Holdings Inc.                                 Money Laundering
                                                                                          Prevention Officer

                                IDS Insurance Agency of Utah Inc.                         Money Laundering
                                                                                          Prevention Officer

                                IDS Life Insurance Company                                Money Laundering
                                                                                          Prevention Officer

                                IDS Life Series Fund, Inc.                                Money Laundering
                                                                                          Prevention Officer

                                IDS Life Variable Annuity                                 Money Laundering
                                Funds A & B                                               Prevention Officer

                                IDS Management Corporation                                Money Laundering
                                                                                          Prevention Officer

                                IDS Partnership Services                                  Money Laundering
                                Corporation                                               Prevention Officer

                                IDS Property Casualty                                     Money Laundering
                                Insurance Company                                         Prevention Officer

                                IDS Realty Corporation                                    Money Laundering
                                                                                          Prevention Officer

                                IDS REO 1, LLC                                            Money Laundering
                                                                                          Prevention Officer

                                IDS REO 2, LLC                                            Money Laundering
                                                                                          Prevention Officer

                                Investors Syndicate                                       Money Laundering
                                Development Corporation                                   Prevention Officer

Lori J. Larson                  American Express Financial                                Vice President - Brokerage
Vice President - Brokerage      Advisors Inc.                                             and Direct Services
and Direct Services

Daniel E. Laufenberg            American Express Financial                                Vice President and Chief
Vice President and Chief        Advisors Inc.                                             U.S. Economist
U.S. Economist

Jane W. Lee                     American Express Financial                                Vice President and General
Vice President and General      Advisors Inc.                                             Manager Platinum Financial
Manager Platinum Financial                                                                Services
Services

Catherine M. Libbe              American Express                                          Vice President - Marketing & Product
Vice President -                Financial Advisors Inc.                                   Services
Marketing  & Product
Services

Diane D. Lyngstad               American Express Financial                                Vice President - Lead
Vice President - Lead           Advisors Inc.                                             Financial Officer,
Financial Officer,                                                                        U.S. Retail Group
U.S. Retail Group
                                American Express Client                                   Vice President and Chief
                                Service Corporation                                       Financial Officer

Thomas A. Mahowald              American Express Financial                                Vice President and Director of
Vice President and Director     Advisors Inc.                                             Equity Research
of Equity Research

Timothy J. Masek                American Express Financial                                Vice President and Director
Vice President and Director     Advisors Inc.                                             of Fixed Income Research
of Fixed Income Research

Mark T. McGannon                American Express Financial                                Vice President and
Vice President and              Advisors Inc.                                             General Manager - Products Sales
General Manager -
Products Sales

Brian J. McGrane                American Express                                          Vice President - LFO Finance
Vice President -                Financial Advisors Inc.
LFO Finance

                                Advisory Capital Partners LLC                             Vice President and Chief Financial
                                                                                          Officer

                                Advisory Capital                                          Vice President and Chief Financial
                                Strategies Group Inc.                                     Officer

                                Advisory Convertible                                      Vice President and Chief Financial
                                Arbitrage LLC                                             Officer

                                Advisory Credit                                           Vice President and Chief Financial
                                Opportunities GP LLC                                      Officer

                                Advisory Quantitative Equity                              Vice President and Chief Financial
                                (General Partner) LLC                                     Officer

                                Advisory Select LLC                                       Vice President and Chief Financial
                                                                                          Officer

                                American Express Asset                                    Vice President and Chief Financial
                                Management Group Inc.                                     Officer

                                Boston Equity General                                     Vice President and Chief Financial
                                Partner LLC                                               Officer

Sarah M. McKenzie               American Express Financial                                Vice President -
Vice President -                Advisors Inc.                                             Managed and Brokerage Products
Managed and Brokerage
Products                        American Express Personal                                 Director
                                Trust Services, FSB

Timothy S. Meehan               American Express                                          Secretary
Secretary                       Financial Advisors Inc.

                                American Enterprise Investment Services                   Secretary

                                American Enterprise REO 1, LLC                            Secretary

                                American Express Asset                                    Secretary
                                Management Group Inc.

                                American Express Asset                                    Secretary
                                Management International Inc.

                                American Express Client Service                           Secretary
                                Corporation

                                American Express Financial                                Secretary
                                Advisors Inc. Japan

                                American Express Insurance                                Secretary
                                Agency of Alabama Inc.

                                American Express Insurance                                Secretary
                                Agency of Arizona Inc.

                                American Express Insurance                                Secretary
                                Agency of Idaho Inc.

                                American Express Insurance                                Secretary
                                Agency of Maryland Inc.

                                American Express Insurance                                Secretary
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Secretary
                                Agency of Nevada Inc.

                                American Express Insurance                                Secretary
                                Agency of New Mexico Inc.

                                American Express Insurance                                Secretary
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Secretary
                                Agency of Wyoming Inc.

                                American Express Personal                                 Secretary
                                Trust Services, FSB

                                American Express Property                                 Secretary
                                Casualty Insurance Agency

                                American Express Property Casualty                        Secretary
                                Insurance Agency of Kentucky Inc.

                                American Express Property Casualty                        Secretary
                                Insurance Agency of Maryland  Inc.

                                American Express Property Casualty                        Secretary
                                Insurance Agency of Pennslyvania Inc.

                                Amex Assurance Company                                    Secretary

                                IDS Cable Corporation                                     Secretary

                                IDS Cable II Corporation                                  Secretary

                                IDS Capital Holdings Inc.                                 Secretary

                                IDS Life Insurance Company                                Secretary

                                IDS Management Corporation                                Secretary

                                IDS Partnership Services Corporation                      Secretary

                                IDS Property Casualty                                     Secretary
                                Insurance Company

                                IDS Realty Company                                        Secretary

                                IDS REO 1, LLC                                            Secretary

                                IDS REO 2, LLC                                            Secretary

                                Investors Syndicate Development Corp.                     Secretary

Paula R. Meyer                  American Express Financial                                Senior Vice President and General
Senior Vice President           Advisors Inc.                                             Manager - Mutual Funds
and General
Manager - Mutual Funds          American Express Certificate                              Director, President Chairman of the
                                Company                                                   Board and Chief Executive Officer

                                American Express                                          Director and President
                                International Deposit
                                Company

                                American Express                                          Director
                                Trust Company

                                Investors Syndicate                                       Director, President and Chief
                                Development Corp.                                         Executive Officer

Barry J. Murphy                 American Express Client                                   Director, Chairman of the Board,
Executive Vice President -      Service Corporation                                       President and Chief Executive Officer
U.S. Retail Group
                                American Express Financial                                Executive Vice President -
                                Advisors Inc.                                             U.S. Retail Group

                                IDS Life Insurance Company                                Director

Rebecca A. Nash                 American Express Financial                                Vice President -
Vice President -                Corporation                                               Service Operations
Service Operations
                                AMEX Assurance Company                                    Vice President -
                                                                                          Service Operations

                                IDS Property Casualty                                     Vice President -
                                Insurance Company                                         Service Operations

Balakrish R. Natarajan          American Express Financial                                Vice President - Finance
Vice President - Finance        Advisors Inc.

Francois B. Odouard             American Express Financial                                Vice President - Brokerage
Vice President -                Advisors Inc.
Brokerage

Michael J. O'Keefe              American Express Financial                                Vice President - Advisory
Vice President - Advisory       Advisors Inc.                                             Business Systems
Business Systems

Kristi L. Petersen              American Express Financial                                Vice President - SPS and
Vice President - SPS and        Advisors Inc.                                             External Products
External Products
                                IDS Cable Corporation                                     Director, President and Chief Executive
                                                                                          Officer

                                IDS Cable II Corporation                                  Director, President and Chief Executive
                                                                                          Officer

                                IDS Futures Corporation                                   Director, President and Chief Executive
                                                                                          Officer

                                IDS Management Corporation                                Director, President and Chief Executive
                                                                                          Officer

                                IDS Partnership Services                                  Director, President and Chief Executive
                                Corporation                                               Officer

                                IDS Realty Corporation                                    Director, President and Chief Executive
                                                                                          Officer

Teresa J. Rasmussen             American Express Financial                                Vice President and
Vice President and Assistant    Advisors Inc.                                             Assistant General Counsel
General Counsel
                                American Centurion Life                                   Counsel and Assistant Secretary
                                Assurance Company

                                American Enterprise Life                                  Director
                                Insurance Company

                                American Express Corporation                              Director, Vice President and Secretary

                                IDS Life Insurance Company                                Vice President, General Counsel and
                                                                                          Assistant Secretary

                                IDS Life Insurance Company   20 Madison Ave. Extension    Assistant General Counsel and
                                of New York                  Albany, NY 12205-0555        Assistant Secretary

                                American Partners                                         Vice President, General Counsel
                                Life Insurance Company                                    and Secretary

Mark A. Riordan                 American Express                                          Vice President - Finance
Vice President - Finance        Financial Advisors Inc.                                   Emerging Technologies
Emerging Technologies

Daniel J. Rivera                American Express                                          Vice President - Senior
Vice President - Senior         Financial Advisors Inc.                                   Portfolio Manager II
Portfolio Manager II

ReBecca K. Roloff               American Express Financial                                Senior Vice President -
Senior Vice President -         Advisors Inc.                                             Field Management and
Field Management                                                                          Financial Advisory Services
and Financial Advisory
Services

Stephen W. Roszell              Advisory Capital                                          Director
Senior Vice President -         Strategies Group Inc.
Institutional
Group                           American Express Asset                                    Director and Chief
                                Management Group Inc.                                     Executive Officer

                                American Express Asset                                    Director and Executive Vice President
                                Management International,
                                Inc.

                                American Express Asset                                    Director
                                Management International,
                                (Japan) Ltd.

                                American Express Asset                                    Director
                                Management Ltd.

                                American Express Financial                                Senior Vice President -
                                Advisors Inc.                                             Institutional Group

                                American Express Financial                                Director
                                Advisors Japan Inc.

                                American Express Trust                                    Director
                                Company

                                IDS Life Insurance Company                                Director

                                Northwinds Marketing                                      Manager
                                Group LLC

Andrew C. Schell                American Express Financial                                Vice President - Client
Vice President - Client         Advisors Inc.                                             Development and Migration
Development and Migration

Peter B. Schofield              American Express                                          Vice President - Auditing
Vice President - Auditing       Financial Advisors Inc.

Gary A. Scott                   American Express                                          Vice President - Client Acquisition
Vice President -                Financial Advisors Inc.                                   Marketing
Client Acquisition
Marketing

Bridget Sperl                   American Enterprise                                       Director, President and Chief
Senior Vice President -         Investment Services Inc.                                  Executive Officer
Client Service
Organization                    American Express Client                                   Director and Senior Vice President
                                Service Corporation

                                American Express Financial                                Senior Vice President -
                                Advisors Inc.                                             Client Service Organization

                                IDS Life Insurance Company                                Executive Vice President -
                                                                                          Client Service

                                IDS Property Casualty                                     Director
                                Insurance Company

Jacqueline M. Sinjem            American Express Financial                                Vice President - Plan
Vice President - Plan           Advisors Inc.                                             Sponsor Services
Sponsor Services
                                American Express Trust                                    Vice President - Plan
                                Company                                                   Sponsor Services

Lisa A. Steffes                 American Express Financial                                Vice President - Marketing
Vice President - Marketing      Advisors Inc.                                             Officer Development
Officer Development
                                AMEX Assurance Company                                    Director

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115

David K. Stewart                American Express                                          Vice President - AEFA Controller
Vice President -                Financial Advisors Inc.                                   and Treasurer
AEFA Controller
                                American Enterprise                                       Treasurer
                                Investment Services, Inc.

Caroline Stockdale-Boon         American Express                                          Senior Vice President -
Senior Vice President -         Financial Advisors Inc.                                   Human Resources
Human Resources

Jeffrey J. Stremcha             American Express Financial                                Vice President - Technologies I
Vice President -                Advisors Inc.
Technologies I

John T. Sweeney                 American Express Financial                                Vice President - Lead
Vice President - Lead           Advisors Inc.                                             Financial Officer, Products Group
Financial Officer,
Products Group                  AMEX Assurance Company                                    Director

                                IDS Cable Corporation                                     Director

                                IDS Cable II Corporation                                  Director

                                IDS Partnership                                           Director
                                Services Corporation

                                IDS Property Casualty                                     Director
                                Insurance Company

                                IDS Realty Corporation                                    Director

William F. "Ted" Truscott       Advisory Capital Strategies                               Director
Senior Vice President -         Group Inc.
Chief Investment Officer
                                American Express Asset                                    Director and Chairman of the Board,
                                Management Group Inc.                                     Chief Investment Officer

                                American Express Asset                                    Director
                                Management International Inc.

                                American Express Financial                                Senior Vice President -
                                Advisors Inc.                                             Chief Investment Officer

                                IDS Capital Holdings Inc.                                 Director and President

                                Kenwood Capital Management LLC                            Manager

George F. Tsafaridis            American Express                                          Vice President - Quality & Service Support
Vice President -                Financial Advisors Inc.
Quality & Service Support

Peter S. Velardi                American Express                                          Senior Vice President - Field Management
Senior Vice President -         Financial Advisors Inc.
Field Management

Andrew O. Washburn              American Express                                          Vice President - Mutual Fund Marketing
Vice President -                Financial Advisors Inc.
Mutual Fund Marketing

Beth E. Weimer                  American Express Financial                                Vice President - Chief Compliance Officer
Vice President                  Advisors Inc.
Chief Compliance Officer
                                American Enterprise                                       Chief Compliance Officer
                                Investment Services Inc.

                                American Express Asset                                    Chief Compliance Officer
                                Management Group Inc.

                                American Express Asset                                    Chief Compliance Officer
                                Management International Inc.

                                IDS Life Insurance Company                                Chief Compliance Officer

Jeffery A. Williams             American Express Financial                                Senior Vice President -
Senior Vice President -         Advisors Inc.                                             Cross-Sell/Strategic
Cross-Sell/Strategic                                                                      Management
Management

William J. Williams             American Express                                          Senior Vice President - Field Management
Senior Vice President -         Financial Advisors Inc.
Field Management

Dianne L. Wilson                American Express                                          Vice President - Insurance Operations
Vice President -                Financial Advisors Inc.
Insurance Operations
                                Amex Assurance Company                                    Director and Senior Vice President

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Property Casualty Company                             Director and Senior Vice President

Michael D. Wolf                 American Express Asset                                    Executive Vice President
Vice President - Senior         Management Group Inc.
Portfolio Manager
                                American Express Financial                                Vice President - Senior
                                Advisors Inc.                                             Portfolio Manager

Michael R. Woodward             American Express Financial                                Senior Vice President -
Senior Vice President -         Advisors Inc.                                             Field Management
Field Management
                                American Centurion Life      20 Madison Ave. Extension    Director
                                Assurance Company            Albany, NY 12205-0555

                                IDS Life Insurance Company   P.O. Box 5144                Director
                                of New York                  Albany, NY 12205

* Unless otherwise noted, address is 70100 AXP Financial Center, Minneapolis, MN 55474.

Item 27. Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

          AXP California  Tax-Exempt  Trust;  AXP Dimensions  Series,  Inc.; AXP
          Discovery  Series,  Inc.;  AXP Equity  Series,  Inc.; AXP Fixed Income
          Series,  Inc.; AXP Global Series,  Inc.; AXP Government Income Series,
          Inc.; AXP Growth Series, Inc.; AXP High Yield Income Series, Inc.; AXP
          High Yield  Tax-Exempt  Series,  Inc.;  AXP Income  Series,  Inc.; AXP
          International  Series,  Inc.; AXP Investment Series, Inc.; AXP Managed
          Series,  Inc.;  AXP Market  Advantage  Series,  Inc.; AXP Money Market
          Series,  Inc.; AXP Partners Series,  Inc.; AXP Partners  International
          Series,  Inc.; AXP Progressive Series,  Inc.; AXP Sector Series, Inc.;
          AXP Selected Series,  Inc.; AXP Special  Tax-Exempt  Series Trust; AXP
          Stock Series,  Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series,
          Inc.; AXP Tax-Free Money Series, Inc.; Growth Trust; Growth and Income
          Trust;  Income Trust;  Tax-Free  Income Trust;  World Trust;  American
          Express Certificate Company.

(b)      As to each director, officer or partner of the principal underwriter:

         Name and Principal                             Position and Offices with              Offices with Registrant
         Business Address*                              Underwriter

         Ruediger Adolf                                 Senior Vice President                  None

         Gumer C. Alvero                                Vice President - General               None
                                                        Manager Annuities

         Ward D. Armstrong                              Senior Vice President -                None
                                                        Retirement Services and
                                                        Asset Management

         John M. Baker                                  Vice President - Plan                  None
                                                        Sponsor Services

         Dudley Barksdale                               Vice President - Service               None
                                                        Development

         Timothy V. Bechtold                            Vice President -                       None
                                                        Insurance Products

         Arthur H. Berman                               Senior Vice President - Chief          None
                                                        Financial Officer - Finance

         Walter S. Berman                               Director, Senior Vice President        None

         Robert C. Bloomer                              Vice President - Technologies III      None

         Leslie H. Bodell                               Vice President - Technologies I        None

         Rob Bohli                                      Group Vice President -                 None
         10375 Richmond Avenue #600                     South Texas
         Houston, TX  77042

         Walter K. Booker                               Group Vice President -                 None
         61 South Paramus Road                          New Jersey
         Mack-Cali Office Center IV,
         3rd Floor
         Paramus, NJ  07652

         Bruce J. Bordelon                              Group Vice President -                 None
         1333 N. California Blvd.,                      Northern California
         Suite 200
         Walnut Creek, CA  94596

         Kenneth J. Ciak                                Vice President and                     None
         IDS Property Casualty                          General Manager - IDS
         1400 Lombardi Avenue                           Property Casualty
         Green Bay, WI  54304

         Martin T. Cole                                 Group Vice President - Southwest       None

         Paul A. Connolly                               Vice President - Relationship          None
                                                        Leader Retail Distribution Services

         James M. Cracchiolo                            Director, Chairman, President and      None
                                                        Chief Executive Officer

         Colleen Curran                                 Vice President and                     None
                                                        Assistant General Counsel

         Luz Maria Davis                                Vice President - AEFA                  None
                                                        Communications

         Arthur E. DeLorenzo                            Group Vice President -                 None
         4 Atrium Drive, #100                           Upstate New York/Vermont
         Albany, NY  12205

         Scott M. DiGiammarino                          Group Vice President -                 None
         Suite 500, 8045 Leesburg                       Washington D.C./Baltimore
         Pike
         Vienna, VA  22182

         Kenneth Dykman                                 Group Vice President -                 None
         6000 28th Street South East                    Greater Michigan
         Suite 200
         Grand Rapids, MI  49546

         William V. Elliot                              Vice President - Financial             None
                                                        Planning and Advice

         Benjamin R. Field                              Vice President - Finanace              None
                                                        Education and Planning Services

         Gordon M. Fines                                Vice President - Senior                None
                                                        Portfolio Manager I

         Giunero Floro                                  Vice President - Creative              None
                                                        Services

         Terrence J. Flynn                              Vice President - Brokerage             None
                                                        Clearing Operations

         Jeffrey P. Fox                                 Vice President - Investment            Treasurer
                                                        Accounting

         Barbara H. Fraser                              Executive Vice President -             None
                                                        AEFA Products and Corporate
                                                        Marketing

         Peter A. Gallus                                Vice President -                       None
                                                        Investment
                                                        Administration

         Gary W. Gassmann                               Group Vice President -                 None
         2677 Central Park Boulevard                    Detroit Metro
         Suite 350
         Southfield, MN  48076

         Steven Guida                                   Vice President -                       None
                                                        New Business and Service

         Teresa A. Hanratty                             Senior Vice President -                None
         Suites 6&7                                     Field Management
         169 South River Road
         Bedford, NH  03110

         Lorraine R. Hart                               Vice President - Investments           None
                                                        Administration Officer

         Janis K. Heaney                                Vice President -                       None
                                                        Incentive Management

         Brian M. Heath                                 Senior Vice President                  None
         Suite 150                                      and General Sales Manager
         801 E. Campbell Road
         Richardson, TX  75081

         Henry Heitman                                  Vice President - Brokerage             None
                                                        Product Development

         Jon E. Hjelm                                   Group Vice President -                 None
         655 Metro Place South                          Ohio Valley
         Suite 570
         Dublin, OH  43017

         David X. Hockenberry                           Group Vice President -                 None
         830 Crescent Centre Drive                      Mid South
         Suite 490
         Franklin, TN  37067-7217

         Carol A. Holton                                Vice President - Third                 None
                                                        Party Distribution

         Debra A. Hutchinson                            Vice President - Technologies I        None

         Diana R. Iannarone                             Group Vice President -                 None
         3030 N.W. Expressway                           Great Plains
         Suite 900
         Oklahoma City, OK  73112

         Theodore M. Jenkin                             Group Vice President -                 None
         6000 Freedom Square Drive                      Steel Cities
         Suite 300
         Cleveland, OH  44131

         James M. Jensen                                Vice President -                       None
                                                        Advice and
                                                        Retail Distribution
                                                        Group Product,
                                                        Compensation and Field
                                                        Administration

         Jody M. Johnson                                Group Vice President -                 None
                                                        Twin Cities Metro

         Nancy Jones                                    Vice President - Interactive           None
                                                        Business Development

         William A. Jones                               Vice President - Technologies III      None

         John C. Junek                                  Senior Vice President,                 None
                                                        General Counsel

         Ora J. Kaine                                   Vice President -                       None
                                                        Retail Distribution Services
                                                        and Chief of Staff

         Theresa Kaminski                               Vice President - Compliance            None

         Michelle M. Keeley                             Senior Vice President -                None
                                                        Fixed Income

         Raymond G. Kelly                               Group Vice President -                 None
         Suite 250                                      Northern Texas
         801 East Campbell Road
         Richardson, TX  75081

         Claire Kolmodin                                Vice President - Strategic             None
                                                        Initiatives

         Christopher J. Kopka                           Money Laundering Prevention            Non
                                                        Officer

         Mitre Kutanovski                               Group Vice President -                 None
         125 South Wacker Drive                         Chicago Metro
         Suite 1550
         Chicago, IL  60606

         Lori J. Larson                                 Vice President -                       None
                                                        Brokerage and Direct
                                                        Services

         Daniel E. Laufenberg                           Vice President and Chief               None
                                                        U.S. Economist

         Jane W. Lee                                    Vice President and General             None
                                                        Manager Platinum Financial
                                                        Services

         Catherine M. Libbe                             Vice President - Marketing             None
                                                        & Product Services

         Diane D. Lyngstad                              Vice President - Lead Financial        None
                                                        Officer, U.S. Retail Group

         Thomas A. Mahowald                             Vice President and Director of         None
                                                        Equity Research

         Timothy J. Masek                               Vice President and                     None
                                                        Director of Fixed Income
                                                        Research

         Mark T. McGannon                               Vice President and General             None
                                                        Sales Manager - Products

         Brian J. McGrane                               Vice President - LFO Finance           None

         Dean O. McGill                                 Group Vice President -                 None
         11835 W. Olympic Blvd                          Los Angeles Metro
         Suite 900 East
         Los Angeles, CA  90064

         Sarah M. McKenzie                              Vice President - Managed and           None
                                                        Brokerage Products

         Timothy S. Meehan                              Secretary                              None

         Penny Meier                                    Vice President - Business              None
                                                        Transformation/Six Sigma

         Paula R. Meyer                                 Senior Vice President and              President
                                                        General Manager - Mutual Funds

         Holly Morris                                   Senior Vice President -                None
                                                        Technologies

         Barry J. Murphy                                Executive Vice President -             None
                                                        U.S. Retail Group

         Rebecca Nash                                   Vice President - Service               Non
                                                        Operations

         Balakrish R. Natarnjan                         Vice President - Finance               None

         Thomas V. Nicolosi                             Group Vice President -                 None
         Suite 220                                      New York Metro Area
         500 Mamaroneck Ave.
         Harrison, NY  10528

         Patrick H. O'Connell                           Group Vice President -                 None
         Commerce Center One                            Southern New England
         333 East River
         Hartford, CT  06108-4200

         Francois B. Odouard                            Vice President - Brokerage             None

         Michael J. O'Keefe                             Vice President -                       None
                                                        Advisory Business Systems

         Kristi L. Petersen                             Vice President - SPS and               None
                                                        External Products

         John G. Poole                                  Group Vice President -                 None
         14755 North Outer Forty Road                   Gateway/Springfield
         Suite 500
         Chesterfield, MO  63017

         Larry M. Post                                  Group Vice President -                 None
         2 Constitution Plaza                           New England
         Charlestown, MA  02129

         Teresa J. Rasmussen                            Vice President and                     None
                                                        Assistant General Counsel

         Ralph D. Richardson III                        Group Vice President -                 None
         Suite 800                                      Carolinas
         Arboretum Plaza One
         9442 Capital of Texas
         Hyw. N.
         Austin, TX  78759

         Mark Riordan                                   Vice President - Finance               None
                                                        Emerging Technologies

         Daniel J. Rivera                               Vice President - Senior                None
                                                        Portfolio Manager II

         ReBecca K. Roloff                              Senior Vice President -                None
                                                        Field Management and
                                                        Financial Advisory
                                                        Services

         Stephen W. Roszell                             Senior Vice President -                Board member and
                                                        Institutional Group                    Vice President

         Maximillian G. Roth                            Group Vice President -                 None
         1400 Lombardi Avenue                           Wisconsin/Upper Michigan
         Suite 202
         Green Bay, WI  54304

         Russell L. Scalfano                            Group Vice President -                 None
         Suite 201                                      Illinois/Indiana/Kentucky
         101 Plaza East Blvd.
         Evansville, IN  47715

         Andrew C. Schell                               Vice President - Client Development    None
                                                        and Migration

         Peter B. Schofield                             Vice President - Auditing              None

         Gary A. Scott                                  Vice President - Client                None
                                                        Acquisition Marketing

         Jacqueline M. Sinjem                           Vice President - Plan                  None
                                                        Sponsor Services

         Albert L. Soule                                Group Vice President -                 None
         6925 Union Park Center                         Western Frontier
         Suite 200
         Midvale, UT  84047

         Bridget Sperl                                  Senior Vice President -                None
                                                        Client Service Organization

         Paul J. Stanislaw                              Group Vice President -                 None
         Suite 1100                                     Southern California/Hawaii
         Two Park Plaza
         Irvine, CA  92614

         Lisa A. Steffes                                Vice President -                       None
                                                        Marketing Officer
                                                        Development

         David K. Stewart                               Vice President - AEFA Controller       None
                                                        and Treasurer

         Caroline Stockdale-Boon                        Senior Vice President -                None
                                                        Human Resources

         Jeffrey J. Stremcha                            Technologies I                         None

         John T. Sweeney                                Vice President - Lead Financial        None
                                                        Officer, Products Group

         Craig P. Taucher                               Group Vice President -                 None
         Suite 150                                      Georgia/North Florida
         4190 Belfort Rd.
         Jackonville, FL  32216

         Neil G. Taylor                                 Group Vice President -                 None
         188 106th Avenue NE                            Pacific Northwest
         Suite 640
         Bellevue, WA  98004-5902

         William F. "Ted" Truscott                      Senior Vice President -                Board member and
                                                        Chief Investment Officer               Vice President

         George F. Tsafaridis                           Vice President - Quality &             None
                                                        Service Support

         Janet M. Vandenbark                            Group Vice President -                 None
         3951 Westerre Parkway, Suite 250               Virginia
         Richmond, VA 23233

         Peter S. Velardi                               Senior Vice President -                None
                                                        Field Management

         Andrew O. Washburn                             Vice President -                       None
                                                        Mutual Fund Marketing

         Donald F. Weaver                               Group Vice President -                 None
         3500 Market Street,                            Eastern Pennsylvania/
         Suite 200                                      Delaware
         Camp Hill, PA  17011

         Beth E. Weimer                                 Vice President and                     None
                                                        Chief Compliance Officer

         Jeffrey A. Williams                            Senior Vice President -                None
                                                        Cross-Sell/Strategic
                                                        Management

         William J. Williams                            Senior Vice President -                None
                                                        Field Management

         Dianne L. Wilson                               Vice President - Insurance             None
                                                        Operations

         Michael D. Wolf                                Vice President - Senior                None
                                                        Portfolio Manager

         Michael R. Woodward                            Senior Vice President -                None
         32 Ellicott St                                 Field Management
         Suite 100
         Batavia, NY  14020


* Business address is: 70100 AXP Financial Center, Minneapolis, MN 55474 unless otherwise noted.

Item 27 (c).   Not Applicable.

Item 28.       Location of Accounts and Records

               American Express Financial Corporation
               70100 AXP Financial Center
               Minneapolis, MN  55474

Item 29.       Management Services

               Not Applicable.

Item 30.       Undertakings

               Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, AXP Tax-Free Money Series, Inc., certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) under the Securites Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis and State of Minnesota on the 19th day of February, 2004.

AXP TAX-FREE MONEY SERIES, INC.



By     /s/ Paula R. Meyer
       ---------------------
           Paula R. Meyer, President



By     /s/ Jeffrey P. Fox
       ------------------
           Jeffrey P. Fox, Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on the 19th day of February, 2004.


Signature                                            Capacity

/s/  Arne H. Carlson*                                Chair of the Board
---------------------
     Arne H. Carlson

/s/  Philip J. Carroll, Jr.*                         Director
--------------------------
     Philip J. Carroll, Jr.

/s/  Livio D. DeSimone*                              Director
-----------------------
     Livio D. DeSimone

/s/  Barbara H. Fraser*                              Director
------------------------
     Barbara H. Fraser

/s/  Heinz F. Hutter*                                Director
----------------------
     Heinz F. Hutter

/s/  Anne P. Jones*                                  Director
-------------------
     Anne P. Jones

/s/  Stephen R. Lewis, Jr.*                          Director
-----------------------------
     Stephen R. Lewis, Jr.

/s/  Alan G. Quasha*
----------------------                               Director
     Alan G. Quasha

Signature                                            Capacity


/s/  Stephen W. Roszell*                             Director
-------------------------
     Stephen W. Roszell

/s/  Alan K. Simpson*                                Director
---------------------
     Alan K. Simpson

/s/  Alison Taunton-Rigby*                           Director
---------------------------
     Alison Taunton-Rigby

/s/  William F. Truscott*                            Director
-------------------------
     William F. Truscott



 * Signed pursuant to Directors' Power of Attorney, dated January 7, 2004, filed electronically as Exhibit (q)(1) to Registrant's Post-Effective Amendment No. 39 to Registration Statement No. 2-66868, by:



/s/ Leslie L. Ogg
------------------
    Leslie L. Ogg

CONTENTS OF THIS POST-EFFECTIVE AMENDMENT NO. 39 TO REGISTRATION STATEMENT NO. 2-66868

This post-effective amendment comprises the following papers and documents:

The facing sheet.

Part A.

     The prospectus.

Part B.

     Statement of Additional Information.
     Financial Statements.

Part C.

     Other Information.

     The signatures.

     Exhibits.